     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 28, 2015.

                                                            FILE NOS. 333-198224
                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 4                [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                                  Amendment No. 5                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                              (Name of Depositor)


                           ONE WORLD FINANCIAL CENTER
                               200 LIBERTY STREET
                            NEW YORK, NEW YORK 10281
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                              MANDA GHAFERI, ESQ.
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:


[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on     pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                          FS VARIABLE SEPARATE ACCOUNT


                             CROSS REFERENCE SHEET


                              PART A -- PROSPECTUS


                                   ITEM NUMBER
                                   IN FORM N-4                                                     CAPTION
---------------------------------------------------------------------------------- ---------------------------------------
1.    Cover Page..................................................................  Cover Page
2.    Definitions.................................................................  Glossary
3.    Synopsis....................................................................  Highlights; Fee Tables; Portfolio
                                                                                    Expenses; Examples
4.    Condensed Financial Information.............................................  Appendix - Condensed Financial
                                                                                    Information
5.    General Description of Registrant, Depositor and Portfolio Companies........  The Polaris Select Investor Variable
                                                                                    Annuity; Other Information
6.    Deductions..................................................................  Expenses
7.    General Description of Variable Annuity Contracts...........................  The Polaris Select Investor Variable
                                                                                    Annuity; Purchasing a Polaris Select
                                                                                    Investor Variable Annuity; Investment
                                                                                    Options
8.    Annuity Period..............................................................  Annuity Income Options
9.    Death Benefit...............................................................  Death Benefits
10.   Purchases and Contract Value................................................  Purchasing a Variable Annuity Contract
11.   Redemptions.................................................................  Access To Your Money
12.   Taxes.......................................................................  Taxes
13.   Legal Proceedings...........................................................  Legal Proceedings
14.   Table of Contents of Statement of Additional Information....................  Table of Contents of
                                                                                    Statement of Additional Information


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION


Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 4 under the Investment Company Act of 1940, File Nos. 333-198224 and 811-08810, filed on April 30, 2015, Accession No.
0001193125-15-161116.



                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                        [POLARIS SELECT INVESTOR LOGO]
                                   PROSPECTUS


                               DECEMBER 28, 2015

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                              issued by Depositor

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

             in all states except in New York where it is issued by

        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                               in connection with

                           VARIABLE SEPARATE ACCOUNT

                                      and

                          FS VARIABLE SEPARATE ACCOUNT


This variable annuity has many investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, BlackRock Variable Series Funds, Inc., Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Seasons Series Trust, SunAmerica Series Trust, The Universal Institutional Funds, Inc. and VALIC Company I.


Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity, including a description of all material features of the contract.

IF YOU ARE CONSIDERING FUNDING A TAX-QUALIFIED RETIREMENT PLAN (E.G., IRAS, 401K OR 403B PLANS) WITH AN ANNUITY, YOU SHOULD KNOW THAT AN ANNUITY DOES NOT PROVIDE ANY ADDITIONAL TAX DEFERRAL TREATMENT OF EARNINGS BEYOND THE TREATMENT PROVIDED BY THE TAX-QUALIFIED PLAN ITSELF. YOU SHOULD FULLY DISCUSS THIS DECISION WITH YOUR FINANCIAL REPRESENTATIVE.


To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated December 28, 2015. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-7862 or write to us at our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570.


In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

VARIABLE ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC, NOR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






UNDERLYING FUNDS:                                            MANAGED BY:
  Aggressive Growth                                          Wells Capital Management Incorporated
  American Funds Asset Allocation SAST                       Capital Research and Management Company(1)
  American Funds Capital Income Builder                      Capital Research and Management Company(1)
  American Funds Global Growth SAST                          Capital Research and Management Company(1)
  American Funds Growth SAST                                 Capital Research and Management Company(1)
  American Funds Growth-Income SAST                          Capital Research and Management Company(1)
  Asset Allocation                                           Edge Asset Management, Inc.
  Asset Allocation: Diversified Growth                       Putnam Investment Management, LLC
  Balanced                                                   J.P. Morgan Investment Management Inc.
  BlackRock Global Allocation V.I. Fund                      BlackRock Advisors, LLC
  BlackRock iShares Alternative Strategies V.I. Fund         BlackRock Advisors, LLC
  BlackRock iShares Dynamic Allocation V.I. Fund             BlackRock Advisors, LLC
  BlackRock iShares Dynamic Fixed Income V.I. Fund           BlackRock Advisors, LLC
  BlackRock iShares Equity Appreciation V.I. Fund            BlackRock Advisors, LLC
  Blue Chip Growth                                           Massachusetts Financial Services Company
  Capital Appreciation                                       Wellington Management Company LLP
  Capital Growth                                             The Boston Company Asset Management, LLC
  Cash Management                                            BofA Advisors, LLC
  Columbia Variable Portfolio -- Emerging Markets Bond Fund  Columbia Management Investment Advisers, LLC
  Columbia Variable Portfolio -- Limited Duration Credit     Columbia Management Investment Advisers, LLC
    Fund
  Corporate Bond                                             Federated Investment Management Company
  Diversified Fixed Income                                   PineBridge Investments LLC and Wellington Management
                                                             Company LLP
  "Dogs" of Wall Street                                      SunAmerica Asset Management, LLC
  Emerging Markets                                           J.P. Morgan Investment Management Inc.
  Equity Opportunities                                       OppenheimerFunds, Inc.
  Foreign Value                                              Templeton Investment Counsel, LLC
  Franklin Founding Funds Allocation VIP Fund                Franklin Templeton Services, LLC
  Franklin Income VIP Fund                                   Franklin Advisers, Inc.
  Franklin Strategic Income VIP Fund                         Franklin Advisers, Inc.
  Fundamental Growth                                         Wells Capital Management Incorporated
  Global Bond                                                Goldman Sachs Asset Management International
  Global Equities                                            J.P. Morgan Investment Management Inc.
  Goldman Sachs Global Trends Allocation Fund                Goldman Sachs Asset Management, L.P.
  Goldman Sachs Multi-Strategy Alternatives Portfolio        Goldman Sachs Asset Management, L.P.
  Goldman Sachs Strategic Income Fund                        Goldman Sachs Asset Management, L.P.
  Government and Quality Bond                                Wellington Management Company LLP
  Growth                                                     Wellington Management Company LLP
  Growth-Income                                              J.P. Morgan Investment Management Inc.
  Growth Opportunities                                       Invesco Advisers, Inc.
  High-Yield Bond                                            PineBridge Investments LLC
  International Diversified Equities                         Morgan Stanley Investment Management Inc.
  International Equity                                       Janus Capital Management LLC, T. Rowe Price Associates, Inc.
                                                             and SunAmerica Asset Management, LLC
  International Growth and Income                            Putnam Investment Management, LLC
  Invesco V.I. American Franchise Fund                       Invesco Advisers, Inc.
  Invesco V.I. Balanced-Risk Allocation Fund                 Invesco Advisers, Inc.
  Invesco V.I. Comstock Fund                                 Invesco Advisers, Inc.
  Invesco V.I. Growth and Income Fund                        Invesco Advisers, Inc.
  Ivy Funds VIP Asset Strategy                               Waddell & Reed Investment Management Company
  Large Cap Growth                                           Goldman Sachs Asset Management, L.P., Janus Capital
                                                             Management LLC and SunAmerica Asset Management, LLC
  Large Cap Value                                            American Century Investment, Inc., Wellington Management
                                                             Company LLP and SunAmerica Asset Management, LLC(2)
  Lord Abbett Bond Debenture                                 Lord, Abbett & Co. LLC
  Lord Abbett Fundamental Equity                             Lord, Abbett & Co. LLC
  Lord Abbett Growth and Income                              Lord, Abbett & Co. LLC
  Lord Abbett Short Duration Income                          Lord, Abbett & Co. LLC
  Managed Allocation Balanced                                SunAmerica Asset Management, LLC(3)
  Managed Allocation Growth                                  SunAmerica Asset Management, LLC(3)
  Managed Allocation Moderate                                SunAmerica Asset Management, LLC(3)
  Managed Allocation Moderate Growth                         SunAmerica Asset Management, LLC(3)
  Mid-Cap Growth                                             J.P. Morgan Investment Management Inc.


(Underlying Funds continued on next page)



UNDERLYING FUNDS:                                      MANAGED BY:
  Mid Cap Growth                                       T. Rowe Price Associates, Inc., Wellington Management Company
                                                       LLP and SunAmerica Asset Management, LLC
  Mid Cap Value                                        Goldman Sachs Asset Management, L.P., Massachusetts Financial
                                                       Services Company and SunAmerica Asset Management, LLC
  Natural Resources                                    Wellington Management Company LLP
  Neuberger Berman AMT Absolute Return Multi-Manager   NB Alternative Investment Management LLC
   Portfolio
  PIMCO All Asset Portfolio                            Pacific Investment Management Company LLC
  PIMCO Emerging Markets Bond Portfolio                Pacific Investment Management Company LLC
  PIMCO Unconstrained Bond Portfolio                   Pacific Investment Management Company LLC
  Real Estate                                          FIAM LLC(8)
  Real Return                                          Wellington Management Company LLP
  SA AB Growth                                         AllianceBernstein L.P.
  SA Blackrock Multi-Asset Income Portfolio            BlackRock Investment Management, LLC
  SA BlackRock VCP Global Multi Asset Portfolio(4)     BlackRock Investment Management, LLC
  SA Columbia Focused Growth(5)                        Columbia Management Investment Advisers, LLC(5)
  SA Columbia Focused Value(5)                         Columbia Management Investment Advisers, LLC(5)
  SA JPMorgan MFS Core Bond                            J.P. Morgan Investment Management Inc. and Massachusetts
                                                       Financial Services Company
  SA Legg Mason BW Large Cap Value(6)                  Brandywine Global Investment Management, LLC(6)
  SA Marsico Focused Growth                            Marsico Capital Management, LLC
  SA MFS Massachusetts Investors Trust                 Massachusetts Financial Services Company
  SA MFS Total Return                                  Massachusetts Financial Services Company
  SA Schroders VCP Global Allocation Portfolio(4)      Schroder Investment Management North America Inc.
  SA T. Rowe Price VCP Balanced Portfolio(4)           T. Rowe Price Associates, Inc.
  Small & Mid Cap Value                                AllianceBernstein L.P.
  Small Cap                                            PNC Capital Advisors, LLC, J.P. Morgan Investment
                                                       Management Inc. and SunAmerica Asset Management, LLC(7)
  Small Company Value                                  Franklin Advisory Services, LLC
  Stock                                                T. Rowe Price Associates, Inc.
  SunAmerica Dynamic Allocation Portfolio              SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  SunAmerica Dynamic Strategy Portfolio                SunAmerica Asset Management, LLC and AllianceBernstein L.P.
  Technology                                           Columbia Management Investment Advisers, LLC
  Telecom Utility                                      Massachusetts Financial Services Company
  UIF Global Infrastructure Portfolio                  Morgan Stanley Investment Management Inc.
  VALIC Company I Global Social Awareness Fund         SunAmerica Asset Management, LLC
  VALIC Company I International Equities Index Fund    SunAmerica Asset Management, LLC
  VALIC Company I Mid Cap Index Fund                   SunAmerica Asset Management, LLC
  VALIC Company I Nasdaq-100 Index Fund                SunAmerica Asset Management, LLC
  VALIC Company I Small Cap Index Fund                 SunAmerica Asset Management, LLC
  VALIC Company I Stock Index Fund                     SunAmerica Asset Management, LLC
  VCP Managed Asset Allocation SAST Portfolio          Capital Research and Management Company(1)
  VCP Total Return Balanced Portfolio                  Pacific Investment Management Company LLC
  VCP Value Portfolio                                  Invesco Advisers, Inc.



1 Capital Research and Management Company manages the corresponding Master Fund
  (defined under GLOSSARY below) in which the Underlying Fund invests. The investment adviser of the Feeder Funds is SAAMCo.



2 On or about October 26, 2015, the portfolio manager for the Large Cap Value
  Portfolio changed from T. Rowe Price Associates, Inc. to American Century Investment Management, Inc.



3 On or about July 29, 2015, the investment manager changed from Ibbotson
  Associates, Inc. to SunAmerica Asset Management, LLC.



4 On or about January 25, 2016, the following portfolios are available for investment: SA BlackRock VCP Global Multi Asset Portfolio managed by BlackRock Investment Management, LLC; SA Schroders VCP Global Allocation Portfolio managed by Schroder Investment Management North America Inc.; and SA T. Rowe Price VCP Balanced Portfolio managed by T. Rowe Price Associates, Inc.



5 On or about July 29, 2015, the Focus Growth Portfolio and Focus Value
  Portfolio were renamed SA Columbia Focused Growth Portfolio and SA Columbia Focused Value Portfolio respectively and the investment advisers changed from Janus Capital Management, LLC, Marsico Capital Management, LLC, Northern Trust Investments Inc. and J.P. Morgan Investment Management Inc. to Columbia Management Investment Advisers, LLC.



6 On or about September 8, 2015, the Davis Venture Value Portfolio was renamed
  SA Legg Mason BW Large Cap Value Portfolio and the investment adviser changed from Davis Selected Advisers, L.P. to Brandywine Global Investment Management, LLC.



7 On or about December 21, 2015, the investment manager changed from ClearBridge Investments LLC to PNC Capital Advisors, LLC.

8 On December 10, 2015, the investment manager Pyramis Global Advisors, LLC was renamed FIAM LLC.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------






GLOSSARY....................................................   3
HIGHLIGHTS..................................................   4
FEE TABLE...................................................   5
      Maximum Owner Transaction Expenses....................   5
      Contract Maintenance Fee..............................   5
      Separate Account Annual Expenses......................   5
      Total Annual Portfolio Operating Expenses.............   5
MAXIMUM AND MINIMUM EXPENSE EXAMPLES........................   6
THE POLARIS SELECT INVESTOR
  VARIABLE ANNUITY..........................................   8
      C-Share Option........................................   8
PURCHASING A POLARIS SELECT INVESTOR
  VARIABLE ANNUITY..........................................   8
      Allocation of Purchase Payments.......................   9
      Accumulation Units....................................  10
      Free Look.............................................  10
      Exchange Offers.......................................  11
      Important Information for Military Servicemembers.....  11
INVESTMENT OPTIONS..........................................  11
      Variable Portfolios...................................  11
        AIM Variable Insurance Funds (Invesco Variable
           Insurance Funds).................................  12
        American Funds Insurance Series.....................  12
        BlackRock Variable Series Funds, Inc................  12
        Columbia Funds Variable Series Trust II.............  12
        Franklin Templeton Variable Insurance Products
           Trust............................................  12
        Goldman Sachs Variable Insurance Trust..............  12
        Ivy Funds Variable Insurance Portfolios.............  12
        Lord Abbett Series Fund, Inc........................  12
        Neuberger Berman Advisers Management Trust..........  12
        PIMCO Variable Insurance Trust......................  12
        The Universal Institutional Funds, Inc..............  13
        VALIC Company I.....................................  13
        Anchor Series Trust.................................  13
        Seasons Series Trust................................  13
        SunAmerica Series Trust.............................  13
      Substitution, Addition or Deletion of Variable
        Portfolios..........................................  18
      Fixed Accounts........................................  18
      Dollar Cost Averaging Fixed Accounts..................  18
      Dollar Cost Averaging Program.........................  19
      Polaris Portfolio Allocator Program...................  19
      Select Strategies.....................................  21
      Transfers During the Accumulation Phase...............  23
      Automatic Asset Rebalancing Program...................  25
      Voting Rights.........................................  25
ACCESS TO YOUR MONEY........................................  26
      Free Withdrawal Amount................................  26
      Systematic Withdrawal Program.........................  27
      Nursing Home Waiver...................................  27
      Minimum Contract Value................................  27
      Qualified Contract Owners.............................  27
DEATH BENEFITS..............................................  27
      Beneficiary Continuation Programs.....................  28
      Death Benefit Defined Terms...........................  29
      Standard Death Benefit................................  29
      Optional Return of Purchase Payment Death Benefit.....  30
      Spousal Continuation..................................  30
EXPENSES....................................................  31
      Separate Account Expenses.............................  31
      Withdrawal Charges....................................  31
      Underlying Fund Expenses..............................  32
      Contract Maintenance Fee..............................  32
      Transfer Fee..........................................  32
      Optional Return of Purchase Payment Death Benefit
        Fee.................................................  32
      C-Share Option Fee....................................  32
      Premium Tax...........................................  32
      Income Taxes..........................................  32


      Reduction or Elimination of Fees, Expenses and
        Additional Amounts Credited.........................  33
PAYMENTS IN CONNECTION WITH DISTRIBUTION OF
  THE CONTRACT..............................................  33
ANNUITY INCOME OPTIONS......................................  34
      The Income Phase......................................  34
      Annuity Income Options................................  35
      Fixed or Variable Annuity Income Payments.............  36
      Annuity Income Payments...............................  36
      Transfers During the Income Phase.....................  36
      Deferment of Payments.................................  36
TAXES.......................................................  36
      Annuity Contracts in General..........................  36
      Tax Treatment of Distributions - Non-Qualified
        Contracts...........................................  37
      Tax Treatment of Distributions - Qualified Contracts..  37
      Required Minimum Distributions........................  38
      Tax Treatment of Death Benefits.......................  39
      Contracts Owned by a Trust or Corporation.............  39
      Foreign Account Tax Compliance ("FATCA")..............  39
      Other Withholding Tax.................................  40
      Gifts, Pledges and/or Assignments of a Contract.......  40
      Diversification and Investor Control..................  40
OTHER INFORMATION...........................................  40
      The Distributor.......................................  40
      The Company...........................................  40
      The Separate Account..................................  41
      The General Account...................................  42
      Financial Statements..................................  42
      Administration........................................  42
      Legal Proceedings.....................................  43
      Registration Statements...............................  43
CONTENTS OF STATEMENT OF ADDITIONAL
  INFORMATION...............................................  43
APPENDIX A - CONDENSED FINANCIAL INFORMATION................ A-1
APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR
  VARIABILITY............................................... B-1


                                       2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.

ACCUMULATION PHASE - The period during which you invest money in your contract.

ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.

ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.

ANNUITY DATE - The date you select on which annuity income payments begin.

ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.

BENEFICIARY - The person you designate to receive any benefits under the contract if you or, in the case of a non-natural Owner, the Annuitant dies. If your contract is jointly owned, you and the joint Owner are each other's primary Beneficiary.

COMPANY - Refers to American General Life Insurance Company ("AGL") or The United States Life Insurance Company in the City of New York ("US Life") for contracts issued in New York only, the insurer that issues this contract. The term "we," "us" and "our" are also used to identify the issuing Company.

CONTINUATION CONTRIBUTION - An amount by which the death benefit that would have been paid to the spousal Beneficiary upon the death of the original Owner exceeds the contract value as of the Good Order date. We will contribute this amount, if any, to the contract value upon spousal continuation.

CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.

FEEDER FUNDS - Each of the following Feeder Funds invests exclusively in shares of a corresponding Master Fund: American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, American Funds Asset Allocation SAST, and VCP Managed Asset Allocation SAST Variable Portfolios.

FIXED ACCOUNT - An account, if available, in which you may invest money and earn a fixed rate of return. Fixed Accounts are obligations of the General Account.

FUND-OF-FUNDS - An Underlying Fund that pursues its investment goal by investing its assets in a combination of other Underlying Funds.

GENERAL ACCOUNT - The Company's account, which includes any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death benefits which are in excess of portions of contract value allocated to the Variable Portfolios.

GOOD ORDER - Fully and accurately completed forms, which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us.


INCOME PHASE - The period upon annuitization during which we make annuity income payments to you.

INSURABLE INTEREST - Evidence that the Owner(s), Annuitant(s) or Beneficiary(ies) will suffer a financial loss at the death of the life that triggers the death benefit. Generally, we consider an interest insurable if a familial relationship and/or an economic interest exists. A familial relationship generally includes those persons related by blood or by law. An economic interest exists when the Owner has a lawful and substantial economic interest in having the life, health or bodily safety of the insured life preserved.

LATEST ANNUITY DATE - The first business day of the month following your 95th birthday.

MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.

MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.

NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange.

OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.

PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


PURCHASE PAYMENTS LIMIT - $1,000,000.

QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.

SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account consists of Variable Portfolios or subaccounts, each investing in shares of the Underlying Funds.


TRUSTS - Collectively refers to the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Funds Insurance Series, Anchor Series Trust, BlackRock Variable Series Funds, Inc., Columbia Funds Variable Series Trust II, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust, Ivy Funds Variable Insurance Portfolios, Lord Abbett Series Fund, Inc., Neuberger Berman Advisers Management Trust, PIMCO Variable Insurance Trust, Seasons Series Trust, SunAmerica Series Trust, The Universal Institutional Funds, Inc. and VALIC Company I.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.

VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio, which is a subaccount of the Separate Account, invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.


                                       3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   HIGHLIGHTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




The Polaris Select Investor Variable Annuity is a contract between you and the Company. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts, if available. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to help provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever longer period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payments. We will return your original Purchase Payments if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $50 contract maintenance fee from your contract, which may be waived if contract value is $75,000 or more. We also deduct separate account charges which equal 1.10% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect certain optional features, we may charge additional fees. Your contract provides for a free withdrawal amount each year. A separate withdrawal charge schedule applies to each Purchase Payment. After a Purchase Payment has been in the contract for 5 complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. If you elect the C-Share Option when you purchase the contract, a withdrawal charge will not be applicable. PLEASE SEE C-SHARE OPTION BELOW. There are investment management fees and other expenses of the Underlying Funds on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.40%. PLEASE SEE FEE TABLE, PURCHASING A POLARIS SELECT INVESTOR VARIABLE ANNUITY, FREE WITHDRAWAL AMOUNT AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

DEATH BENEFIT: A standard death benefit is available and in addition, an optional death benefit is available for an additional fee. These benefits are payable to your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you switch to the Income Phase, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570. Telephone Number: (800) 445-7862 and website (www.aig.com/annuities). PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

ALL MATERIAL STATE VARIATIONS ARE DESCRIBED IN APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.


THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS FOR A LOWER FEE THAT DO NOT OFFER THE C-SHARE OPTION. ELECTING THE C-SHARE OPTION WILL RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE INFORMATION REGARDING HOW MONEY IS SHARED AMONG OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND RECEIVED FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

PLEASE READ THIS PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF INVESTING.


                                       4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------




THE FOLLOWING INFORMATION DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE MAXIMUM OWNER TRANSACTION EXPENSES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS.


MAXIMUM OWNER TRANSACTION EXPENSES


MAXIMUM WITHDRAWAL CHARGES
(as a percentage of each Purchase Payment)(1)..... 7%

TRANSFER FEE

$25 per transfer after the first 15 transfers in any contract year.


PREMIUM TAX(2)..... 3.5%

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.


CONTRACT MAINTENANCE FEE(3)..... $50


SEPARATE ACCOUNT ANNUAL EXPENSES
(deducted from the average daily ending net asset value allocated to the Variable Portfolios)


  Separate Account Charge(4)...................... 1.10%
  Optional Return of Purchase Payment Death
     Benefit Fee(5)............................... 0.35%
  C-Share Option Fee(6)........................... 0.25%
                                                   ----
     Maximum Separate Account Annual Expenses..... 1.70%
                                                   ====

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES
(AS OF JANUARY 31, 2015)

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES (INCLUDING MASTER FUND EXPENSES, IF APPLICABLE) CHARGED BY THE UNDERLYING FUNDS OF THE TRUSTS, BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE UNDERLYING FUNDS' EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.


TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES     MINIMUM(7)   MAXIMUM(7)
-------------------------------------------- ------------ -----------
(expenses that are deducted from
Underlying Fund assets, including
management fees, other expenses and
12b-1 fees, if applicable)..................    0.35%       14.40%


FOOTNOTES TO THE FEE TABLE:

 1 Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines over 5 years, or is not applicable if you elect the C-Share Option as follows:


YEARS SINCE RECEIPT OF PURCHASE PAYMENTS.....   1    2    3    4    5   6+
  Without C-Share Option..................... 7%   7%   6%   6%   5%   0%
  With C-Share Option........................ 0%   0%   0%   0%   0%   0%

     Your contract provides for a free withdrawal amount each year. PLEASE SEE FREE WITHDRAWAL AMOUNT BELOW.

 2 If applicable, state premium taxes of up to 3.5% may also be deducted when you begin the Income Phase. Please see PREMIUM TAX and APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY.

 3 The contract maintenance fee is assessed annually and may be waived if contract value is $75,000 or more.

 4 If you do not elect any optional features, your separate account annual expenses would be 1.10%. If your Beneficiary elects to take the death benefit amount under the Extended Legacy Program, we will deduct the same Separate Account Charge. PLEASE SEE EXTENDED LEGACY PROGRAM UNDER DEATH BENEFITS BELOW.

 5 If you do not elect the C-Share Option, the fee for the Optional Return of Purchase Payment Death Benefit is 0.30%.

 6 You may elect the optional C-Share Option if your contract was issued on or after May 1, 2015. All features may not be available in all firms. The optional C-Share Option may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this feature. PLEASE SEE C-SHARE OPTION BELOW.

 7 The maximum expense is for the Goldman Sachs Multi-Strategy Alternatives
   Portfolio, an Underlying Fund of Goldman Sachs Variable Insurance Trust. There is a contractual agreement with Goldman Sachs Variable Insurance Trust under which it will waive 13.34% of its fee and the fee is 1.06% after the waiver. If the fee waiver was reflected in the maximum expense, the expense would be 1.06%. The contractual agreement with Goldman Sachs Variable Insurance Trust will continue until at least April 30, 2016 and may not be terminated prior to that date without the approval of the Goldman Sachs Variable Insurance Trust Board of Trustees. The minimum expense is for VALIC Company I Stock Index Fund, an Underlying Fund of VALIC Company I.


                                       5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be the amounts set forth in the tables below.

We have provided separate Maximum and Minimum Expense Examples below to reflect two scenarios: (1) with election of the C-Share Option, which means there are no withdrawal charges, and (2) without election of the C-Share Option, which means withdrawal charges are assessed where applicable.




MAXIMUM EXPENSE EXAMPLES (WITH ELECTION OF THE C-SHARE OPTION)
(assuming maximum separate account annual expenses of 1.70% (including the optional Return of Purchase Payment death benefit and the C-Share Option) and investment in an Underlying Fund with total expenses of 14.40%.*)

(1)   If you surrender your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $303      $4,084      $6,104      $9,483

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $303      $4,084      $6,104      $9,483

MAXIMUM EXPENSE EXAMPLES (WITHOUT ELECTION OF THE C-SHARE OPTION)
(assuming maximum separate account annual expenses of 1.40% (including the optional Return of Purchase Payment death benefit) and investment in an Underlying Fund with total expenses of 14.40%.*)

(1)   If you surrender your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $971      $4,627      $6,536      $9,435

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $271      $4,027      $6,036      $9,435


MINIMUM EXPENSE EXAMPLES (WITH ELECTION OF THE C-SHARE OPTION)
(assuming minimum separate account annual expenses of 1.35% (including the C-Share Option) and investment in an Underlying Fund with total expenses of 0.35%.)


(1)   If you surrender your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $178      $551        $949        $2,062

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $178      $551        $949        $2,062

MINIMUM EXPENSE EXAMPLES (WITHOUT ELECTION OF THE C-SHARE OPTION)
(assuming minimum separate account annual expenses of 1.10% and investment in an Underlying Fund with total expenses of 0.35%.)


(1)   If you surrender your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $853      $1,074      $1,318      $1,791

(2) If you do not surrender or if you annuitize your contract at the end of the applicable time period:


    1 YEAR       3 YEARS     5 YEARS     10 YEARS
-------------   ---------   ---------   ---------
      $153      $474        $818        $1,791


                                       6


EXPLANATION OF EXPENSE EXAMPLES



1. The Maximum Expense Examples reflect the highest possible combination of charges under each scenario. The purpose of the Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $75,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Expense Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. Expense Examples with election of the optional C-Share Option reflect no withdrawal charge and the applicable feature fee.

4. If you elected optional features, you do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

* The 1 year Maximum Expense Example reflects the Goldman Sachs Variable Insurance Trust 13.34% fee waiver.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION APPENDIX OF THIS PROSPECTUS.


                                       7

 ------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          THE POLARIS SELECT INVESTOR

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

When you purchase a variable annuity, a contract exists between you and the Company. You are the Owner of the contract. The contract provides several main benefits:

     o Death Benefit: If you die during the Accumulation Phase, the Company pays a death benefit to your Beneficiary.

     o Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     o Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other insurance features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you plan for your retirement. In the Accumulation Phase, it can help you build assets on a tax-deferred basis. In the Income Phase, it can provide you with guaranteed income through annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to an available Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, PLEASE SEE INVESTMENT OPTIONS BELOW.

As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. PLEASE SEE TAXES BELOW. Additionally, you may be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period, unless you elected the C-Share Option, PLEASE SEE FEE TABLE ABOVE. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.


C-SHARE OPTION

The C-Share Option is available for election only on contracts issued on or after May 1, 2015.

For an additional annualized fee of 0.25% of the average daily ending net asset value allocated to the Variable Portfolios, you may elect the C-Share Option when you purchase the contract. This option eliminates the withdrawal charge associated with each Purchase Payment and therefore, withdrawal charges will not be applicable in your contract. Fixed Accounts are not available with election of the C-Share Option. We reserve the right to modify, suspend or terminate the C-Share Option at any time for prospectively issued contracts and we will notify you if we exercise that right. PLEASE SEE EXPENSES BELOW.

This option may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      PURCHASING A POLARIS SELECT INVESTOR

                                VARIABLE ANNUITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-Qualified for tax purposes. FOR FURTHER EXPLANATION, PLEASE SEE TAXES BELOW.


                                                               MINIMUM
                                                 MINIMUM      AUTOMATIC
                           MINIMUM INITIAL     SUBSEQUENT     SUBSEQUENT
                               PURCHASE         PURCHASE       PURCHASE
                               PAYMENT           PAYMENT       PAYMENT
        Qualified         $25,000             $500           $100
      Non-Qualified       $25,000             $500           $100

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100. We will not accept subsequent Purchase Payments from contract owners age 86 or older.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than the Purchase Payments Limit as defined in the Glossary. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept any Purchase Payment. Purchase Payments that would cause total Purchase Payments in all contracts issued by AGL and/or US Life to the same Owner and/or Annuitant to exceed the Purchase Payments Limit may also be subject to


                                       8



Company pre-approval. The terms creating any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.


NON-NATURAL OWNERSHIP

A trust, corporation or other non-natural entity may only purchase this contract if such entity has sufficiently demonstrated an Insurable Interest in the Annuitant selected. FOR MORE INFORMATION ON NON-NATURAL OWNERSHIP, PLEASE SEE TAXES BELOW.

Various considerations may apply with respect to non-natural ownership of this contract including but not limited to estate planning, tax consequences and the propriety of this contract as an investment consistent with a non-natural Owner's organizational documentation. You should consult with your tax and/or legal advisor in connection with non-natural ownership of this contract.


MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. PLEASE SEE TAXES BELOW. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR SPECIFIC INFORMATION.


TERMINATION OF THE CONTRACT FOR MISSTATEMENT AND/OR FRAUD

The Company reserves the right to terminate the contract at any time if it discovers a misstatement or fraudulent representation of any information provided in connection with the issuance or ongoing administration of the contract.


JOINT OWNERSHIP

We allow this contract to be jointly owned by spouses (as determined for federal tax law purposes). The age of the older Owner is used to determine the availability of most age driven benefits. The addition of a joint Owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. There are also states that require us to issue the contract to non-spousal joint Owners. However, non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract. Therefore, the ability of such non-spousal joint Owners to fully benefit from certain benefits and features of the contract may be limited.


ASSIGNMENT OF THE CONTRACT/CHANGE OF OWNERSHIP

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We will not be bound by any assignment until written notice is processed by us at our Annuity Service Center and you have received confirmation. We are not responsible for the validity, tax or other legal consequences of any assignment. An assignment will not affect any payments we may make or actions we may take before we receive notice of the assignment.

We reserve the right not to recognize any assignment if it changes the risk profile of the owner of the contract, as determined in our sole discretion, if no Insurable Interest exists or if not permitted by the Internal Revenue Code. PLEASE SEE THE STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS ON THE TAX CONSEQUENCES OF AN ASSIGNMENT. You should consult a qualified tax adviser before assigning the contract.


ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us. You assume any risk in market fluctuations if you submit your Purchase Payment directly to a broker-dealer that is not deemed our agent, should there be a delay in that broker-dealer delivering your Purchase Payment to us. Please check with your financial representative to determine if his/her broker-dealer has an agreement with the Company that deems the broker-dealer an agent of the Company.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two NYSE business days after the next NYSE


                                       9



business day. We allocate your initial Purchase Payment as of the date such Purchase Payment is priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within five NYSE business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received in Good Order after Market Close, it will be priced as of the next NYSE business day. We invest your subsequent Purchase Payments in the Variable Portfolios and available Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the Purchase Payment according to your allocation instructions on file. PLEASE SEE INVESTMENT OPTIONS BELOW.

Purchase Payments submitted by check can only be accepted by the Company at the Payment Centers at the following addresses:

American General Life Insurance Company
Annuity Service Center
P.O. Box 100330
Pasadena, CA 91189-0330

US Life (New York contracts only)
Annuity Service Center
P.O. Box 100357
Pasadena, CA 91189-0357

Purchase Payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

American General Life Insurance Company
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

US Life (New York contracts only)
Annuity Service Center
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065-1750

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.


ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we process your Purchase Payment, as described under ALLOCATION OF PURCHASE PAYMENTS above, if before that day's Market Close, or on the next business day's unit value if we process your Purchase Payment after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We determine the value of each Accumulation Unit at the close of the NYSE every business day, by multiplying the Accumulation Unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1. dividing the net asset value per share of the Underlying Fund at the end of the current business day, plus any dividend or capital gains per share declared on behalf of the Underlying Fund as of that day, by the net asset value per share of the Underlying Fund for the previous business day; and

     2.   multiplying it by one minus all applicable daily asset based charges.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.


     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.


FREE LOOK

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check your contract or with your financial representative. To cancel, you must mail the contract along with your written free look request to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look.


                                       10



If your contract was issued either in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract on the day we receive your request in Good Order at the Annuity Service Center. With respect to these contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR INFORMATION ABOUT THE FREE LOOK PERIOD IN YOUR STATE.


EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.


IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

VARIABLE PORTFOLIOS


The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts we offer.


All Variable Portfolios may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.


The Underlying Funds offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, the alignment of the investment objectives of an Underlying Fund with our hedging strategy, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Underlying Funds periodically and may make changes if we determine that an Underlying Fund no longer satisfies one or more of the selection criteria and/or if the Underlying Fund has not attracted significant allocations from contract owners.

Certain Underlying Funds offered under this Contract have similar investment objectives to other Underlying Funds managed by the same adviser or sub-adviser. The investment results of the Underlying Funds, however, may be higher or lower than such other Underlying Funds. We do not guarantee or make any representation that the investment results of any of the Underlying Funds will be comparable to the investment results of any other Underlying Fund managed by the same investment adviser or sub-adviser.

Certain Underlying Funds invest substantially all their assets in other Underlying Funds. These arrangements are referred to as Fund-of-Funds or master-feeder funds. Fund-of-Funds and master-feeder funds require you to pay fees and expenses at both fund levels. Expenses for a Fund-of-Funds may be higher than that for other funds because a Fund-of-Funds bears its own expenses and indirectly bears its proportionate share of expenses of the Underlying Funds held in the Fund-of-Funds structure. As a result, you will pay higher fees and expenses under the Fund-of-Funds structure than if you invested directly in each of the Underlying Funds held in the Fund-of-Funds structure. This will reduce your investment return.

Certain Underlying Funds advised by our affiliate employ risk management strategies that are intended to control the Underlying Funds' overall volatility and to reduce the downside exposure of the Underlying Funds during significant market downturns. These risk management techniques help us to manage our financial exposure in


                                       11



connection with certain guaranteed benefits and could limit the upside participation of these Underlying Funds in rising equity markets relative to other Underlying Funds.

Certain Underlying Funds invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies.

From time to time, certain Variable Portfolio names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Variable Portfolio's prior name.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Underlying Funds you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports. Please consult your independent financial advisors regarding which of these Variable Portfolios are appropriate for your risk structure.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

We do not provide investment advice, nor do we recommend or endorse any particular Underlying Fund. The Underlying Funds along with their respective advisers are listed below.


     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II SHARES

     Invesco Advisers, Inc. is the investment adviser to AIM Variable Insurance Funds (Invesco Variable Insurance
     Funds) ("AVIF").


     AMERICAN FUNDS INSURANCE SERIES -- CLASS 4 SHARES

     Capital Research and Management Company is the investment adviser to American Funds Insurance Series
     ("AFIS").

     BLACKROCK VARIABLE SERIES FUNDS, INC. - CLASS III SHARES

     BlackRock Advisors, LLC is the investment adviser to BlackRock Variable Series Funds, Inc. ("BLK").


     COLUMBIA FUNDS VARIABLE SERIES TRUST II - CLASS 2 SHARES

     Columbia Management Investment Advisers, LLC is the investment adviser to Columbia Funds Variable Series
     Trust II ("CFT II").


     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2 SHARES

     Franklin Advisers, Inc. is the investment adviser to Franklin Templeton Variable Insurance Products Trust ("FTVIPT").

     Franklin Founding Funds Allocation VIP Fund ("VIP Founding Funds") is structured as a Fund-of-Funds. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the Underlying Funds and the VIP Founding Fund's investment in the Underlying Funds. Each Underlying Fund of the VIP Founding
     Funds has its own investment adviser.


     GOLDMAN SACHS VARIABLE INSURANCE TRUST - CLASS ADV SHARES, SERVICE SHARES

     Goldman Sachs Asset Management, L.P. is the investment adviser to Goldman Sachs Variable Insurance Trust ("GST").


     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS - CLASS A SHARES

     Waddell & Reed Investment Management Company is the investment adviser to Ivy Funds Variable Insurance
     Portfolios ("IVY").


     LORD ABBETT SERIES FUND, INC. -- CLASS VC SHARES

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").


     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - CLASS S SHARES

     NB Alternative Investment Management LLC is the investment adviser to Neuberger Berman Advisers Management Trust ("NBAMT").


     PIMCO VARIABLE INSURANCE TRUST - CLASS ADV SHARES

     Pacific Investment Management Company LLC is the investment adviser to PIMCO Variable Insurance Trust ("PVT").


                                       12



     THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS II SHARES

     Morgan Stanley Investment Management Inc. is the investment adviser to The Universal Institutional Funds, Inc. ("UIF").


     VALIC COMPANY I

     The Variable Annuity Life Insurance Company is the investment adviser and SAAMCo is the subadviser to VALIC Company I ("VAL I"), both affiliates of the Company.


     SAAMCO MANAGED TRUSTS

     We offer Underlying Funds of the Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust (the "SAAMCo Managed Trusts") at least in part because they are managed by SunAmerica Asset Management, LLC ("SAAMCo"), an affiliate of the Company. SAAMCo engages subadvisers to provide investment advice for the Underlying Funds of the SAAMCo Managed Trusts. The Company and/or its affiliates may be subject to certain conflicts of interest as the Company may derive greater revenues from your investment in the SAAMCo Managed Trusts than from certain other available Underlying Funds.


     ANCHOR SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").


     SEASONS SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are subadvisers to Seasons Series Trust
     ("SST").


     SUNAMERICA SERIES TRUST -- CLASS 3 SHARES

     SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST").


            MASTER-FEEDER FUNDS

            SAST also offers Master-Feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. SAAMCo is the investment adviser to the Feeder Funds.

            Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities.

            Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. We offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

            Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved SAAMCo as investment adviser to the Feeder Fund, SAAMCo would be fully compensated for its portfolio management services. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION for more discussion of the Master-Feeder structure.


            SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO AND SUNAMERICA DYNAMIC STRATEGY PORTFOLIO

            SAST also offers the SunAmerica Dynamic Allocation Portfolio (the "Dynamic Allocation Portfolio") and the SunAmerica Dynamic Strategy Portfolio ("Dynamic Strategy Portfolio"). SAAMCo is the investment adviser of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. AllianceBernstein L.P. is the subadviser (the "Subadviser") of a component of each of the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio. The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each invest part of their assets as a Fund-of-Funds that in turn invest in Underlying Funds of the SAAMCo Managed Trusts.

            The Dynamic Allocation Portfolio and Dynamic Strategy Portfolio each have a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, the Dynamic Allocation Portfolio and Dynamic Strategy Portfolio may enable the Company to more efficiently manage its financial risks associated with guarantees like the death benefits, due in part to a formula developed by the Company and provided by SAAMCo to the Subadviser. The formula used by the Subadviser may change over time based on proposals by the Company. Any changes to the formula proposed by the Company will be implemented only if they are


                                       13

            approved by the investment adviser and the Portfolio's Board of Trustees, including a majority of the Independent Trustees. PLEASE SEE THE SUNAMERICA SERIES TRUST PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR DETAILS.



            SA BLACKROCK VCP GLOBAL MULTI ASSET PORTFOLIO
            SA SCHRODERS VCP GLOBAL ALLOCATION PORTFOLIO
            SA T. ROWE PRICE VCP BALANCED PORTFOLIO
            VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO
            VCP TOTAL RETURN BALANCED PORTFOLIO

            VCP VALUE PORTFOLIO


            The Portfolios listed above each utilize a managed volatility strategy that may serve to reduce the risk of investment losses that could require the Company to use its own assets to make payments in connection with certain guarantees under the contract. In addition, these Variable Portfolios may enable the Company to more efficiently manage its financial risks associated with guarantees, like the death benefits. PLEASE SEE THE APPLICABLE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION OF THE SUNAMERICA SERIES TRUST AND THE AMERICAN FUNDS INSURANCE SERIES MASTER FUND FOR DETAILS.



            CASH MANAGEMENT

            SAST also offers the Cash Management Variable Portfolio. During periods of low short-term interest rates, and in part due to contract fees and expenses, the investment return of the Cash Management Variable Portfolio may become extremely low and possibly negative. In the case of negative returns, your investment in the Cash Management Variable Portfolio will lose value.


           (PLEASE SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                                       14




UNDERLYING FUNDS                                MANAGED BY:                                         TRUST    ASSET CLASS
---------------------------------------------   -----------------------------------------------   --------   -----------------
Aggressive Growth                               Wells Capital Management Incorporated             SAST       STOCK
American Funds Capital Income Builder           Capital Research and Management Company           AFIS       ASSET ALLOCATION
Asset Allocation                                Edge Asset Management, Inc.                       AST        ASSET ALLOCATION
Asset Allocation: Diversified Growth            Putnam Investment Management, LLC                 SST        ASSET ALLOCATION
Balanced                                        J.P. Morgan Investment Management Inc.            SAST       ASSET ALLOCATION
Blue Chip Growth                                Massachusetts Financial Services Company          SAST       STOCK
Capital Appreciation                            Wellington Management Company LLP                 AST        STOCK
Capital Growth                                  The Boston Company Asset Management, LLC          SAST       STOCK
Cash Management                                 BofA Advisors, LLC                                SAST       CASH
Columbia Variable Portfolio -- Emerging         Columbia Management Investment Advisers, LLC      CFT II     BOND
 Markets Bond Fund*
Columbia Variable Portfolio -- Limited          Columbia Management Investment Advisers, LLC      CFT II     BOND
 Duration Credit Fund
Corporate Bond                                  Federated Investment Management Company           SAST       BOND
Diversified Fixed Income                        PineBridge Investments LLC and Wellington         SST        BOND
                                                Management Company, LLP
"Dogs" of Wall Street                           SunAmerica Asset Management, LLC                  SAST       STOCK
Emerging Markets*                               J.P. Morgan Investment Management Inc.            SAST       STOCK
Equity Opportunities                            OppenheimerFunds, Inc.                            SAST       STOCK
Foreign Value                                   Templeton Investment Counsel, LLC                 SAST       STOCK
Franklin Income VIP Fund                        Franklin Advisers, Inc.                           FTVIPT     ASSET ALLOCATION
Franklin Strategic Income VIP Fund              Franklin Advisers, Inc.                           FTVIPT     BOND
Fundamental Growth                              Wells Capital Management Incorporated             SAST       STOCK
Global Bond                                     Goldman Sachs Asset Management International      SAST       BOND
Global Equities                                 J.P. Morgan Investment Management Inc.            SAST       STOCK
Goldman Sachs Global Trends Allocation          Goldman Sachs Asset Management, L.P.              GST        ASSET ALLOCATION
 Fund*
Goldman Sachs Strategic Income Fund*            Goldman Sachs Asset Management, L.P.              GST        BOND
Government and Quality Bond                     Wellington Management Company LLP                 AST        BOND
Growth                                          Wellington Management Company LLP                 AST        STOCK
Growth-Income                                   J.P. Morgan Investment Management Inc.            SAST       STOCK
Growth Opportunities                            Invesco Advisers, Inc.                            SAST       STOCK
High-Yield Bond                                 PineBridge Investments LLC                        SAST       BOND
International Diversified Equities              Morgan Stanley Investment Management Inc.         SAST       STOCK
International Equity                            Janus Capital Management LLC, T. Rowe Price       SST        STOCK
                                                Associates, Inc. and SunAmerica Asset
                                                Management, LLC
International Growth and Income                 Putnam Investment Management, LLC                 SAST       STOCK
Invesco V.I. American Franchise Fund            Invesco Advisers, Inc.                            AVIF       STOCK
Invesco V.I. Balanced-Risk Allocation Fund*     Invesco Advisers, Inc.                            AVIF       ASSET ALLOCATION
Invesco V.I. Comstock Fund                      Invesco Advisers, Inc.                            AVIF       STOCK
Invesco V.I. Growth and Income Fund             Invesco Advisers, Inc.                            AVIF       STOCK
                                                                                                  IVY        ASSET ALLOCATION
Ivy Funds VIP Asset Strategy*                   Waddell & Reed Investment Management
                                                Company
Large Cap Growth                                Goldman Sachs Asset Management, L.P., Janus       SST        STOCK
                                                Capital Management LLC and SunAmerica
                                                Asset Management, LLC
Large Cap Value                                 American Century Investment, Inc., Wellington     SST        STOCK
                                                Management Company LLP and SunAmerica
                                                Asset Management, LLC
Lord Abbett Bond Debenture                      Lord, Abbett & Co. LLC                            LASF       BOND
Lord Abbett Fundamental Equity                  Lord, Abbett & Co. LLC                            LASF       STOCK
Lord Abbett Growth and Income                   Lord, Abbett & Co. LLC                            LASF       STOCK
Lord Abbett Short Duration Income               Lord, Abbett & Co. LLC                            LASF       BOND
Mid-Cap Growth                                  J.P. Morgan Investment Management Inc.            SAST       STOCK
Mid Cap Growth                                  T. Rowe Price Associates, Inc., Wellington        SST        STOCK
                                                Management Company LLP and SunAmerica
                                                Asset Management, LLC
Mid Cap Value                                   Goldman Sachs Asset Management, L.P.,             SST        STOCK
                                                Massachusetts Financial Services Company and
                                                SunAmerica Asset Management, LLC
Natural Resources*                              Wellington Management Company LLP                 AST        STOCK
Neuberger Berman AMT Absolute Return            NB Alternative Investment Management LLC          NBAMT      ASSET ALLOCATION
 Multi-Manager Portfolio*



                                       15



UNDERLYING FUNDS                              MANAGED BY:                                       TRUST    ASSET CLASS
-------------------------------------------   ----------------------------------------------   -------   -----------------
PIMCO Emerging Markets Bond Portfolio*        Pacific Investment Management Company LLC        PVT       BOND
PIMCO Unconstrained Bond Portfolio*           Pacific Investment Management Company LLC        PVT       BOND
Real Estate*                                  FIAM LLC                                         SAST      STOCK
Real Return                                   Wellington Management Company LLP                SST       BOND
SA AB Growth                                  AllianceBernstein L.P.                           SAST      STOCK
SA BlackRock Multi-Asset Income Portfolio     BlackRock Investment Management, LLC             AST       ASSET ALLOCATION
SA Columbia Focused Growth Portfolio          Columbia Management Investment Advisers, LLC     SST       STOCK
SA Columbia Focused Value Portfolio           Columbia Management Investment Advisers, LLC     SST       STOCK
SA JPMorgan MFS Core Bond Portfolio           J.P. Morgan Investment Management Inc. and       SAST      BOND
                                              Massachusetts Financial Services Company
SA Legg Mason BW Large Cap Value              Brandywine Global Investment Management, LLC     SAST      STOCK
 Portfolio
SA Marsico Focused Growth                     Marsico Capital Management, LLC                  SAST      STOCK
SA MFS Massachusetts Investors Trust          Massachusetts Financial Services Company         SAST      STOCK
SA MFS Total Return                           Massachusetts Financial Services Company         SAST      ASSET ALLOCATION
Small & Mid Cap Value                         AllianceBernstein L.P.                           SAST      STOCK
Small Cap                                     PNC Capital Advisors, LLC, J.P. Morgan           SST       STOCK
                                              Investment Management Inc. and SunAmerica
                                              Asset Management, LLC
Small Company Value                           Franklin Advisory Services, LLC                  SAST      STOCK
Stock                                         T. Rowe Price Associates, Inc.                   SST       STOCK
Technology                                    Columbia Management Investment Advisers, LLC     SAST      STOCK
Telecom Utility                               Massachusetts Financial Services Company         SAST      STOCK
UIF Global Infrastructure Portfolio*          Morgan Stanley Investment Management Inc.        UIF       STOCK
VALIC Company I Global Social Awareness       SunAmerica Asset Management, LLC                 VAL I     STOCK
 Fund
VALIC Company I International Equities        SunAmerica Asset Management, LLC                 VAL I     STOCK
 Index Fund
VALIC Company I Mid Cap Index Fund            SunAmerica Asset Management, LLC                 VAL I     STOCK
VALIC Company I Nasdaq-100 Index Fund         SunAmerica Asset Management, LLC                 VAL I     STOCK
VALIC Company I Small Cap Index Fund          SunAmerica Asset Management, LLC                 VAL I     STOCK
VALIC Company I Stock Index Fund              SunAmerica Asset Management, LLC                 VAL I     STOCK


The following Underlying Funds are categorized by type as discussed in VARIABLE PORTFOLIOS above.


FUND-OF-FUNDS



UNDERLYING FUNDS                                  MANAGED BY:                                     TRUST    ASSET CLASS
-----------------------------------------------   -------------------------------------------   --------   -----------------
BlackRock Global Allocation V.I. Fund             BlackRock Advisors, LLC                       BLK        ASSET ALLOCATION
BlackRock iShares Alternative Strategies V.I.     BlackRock Advisors, LLC                       BLK        ASSET ALLOCATION
 Fund*
BlackRock iShares Dynamic Allocation V.I.         BlackRock Advisors, LLC                       BLK        ASSET ALLOCATION
 Fund
BlackRock iShares Dynamic Fixed Income            BlackRock Advisors, LLC                       BLK        BOND
 V.I. Fund
BlackRock iShares Equity Appreciation V.I.        BlackRock Advisors, LLC                       BLK        STOCK
 Fund
Franklin Founding Funds Allocation VIP Fund       Franklin Templeton Services, LLC              FTVIPT     ASSET ALLOCATION
Goldman Sachs Multi-Strategy Alternatives         Goldman Sachs Asset Management, L.P.          GST        ASSET ALLOCATION
 Portfolio*
Managed Allocation Balanced                       SunAmerica Asset Management, LLC              SST        ASSET ALLOCATION
Managed Allocation Growth                         SunAmerica Asset Management, LLC              SST        ASSET ALLOCATION
Managed Allocation Moderate                       SunAmerica Asset Management, LLC              SST        ASSET ALLOCATION
Managed Allocation Moderate Growth                SunAmerica Asset Management, LLC              SST        ASSET ALLOCATION
PIMCO All Asset Portfolio*                        Pacific Investment Management Company LLC     PVT        ASSET ALLOCATION



                                       16

MASTER-FEEDER FUNDS


UNDERLYING FUNDS                         MANAGED BY:                                  TRUST    ASSET CLASS
--------------------------------------   -----------------------------------------   -------   -----------------
American Funds Asset Allocation SAST+    Capital Research and Management Company     SAST      ASSET ALLOCATION
American Funds Global Growth SAST+       Capital Research and Management Company     SAST      STOCK
American Funds Growth SAST+              Capital Research and Management Company     SAST      STOCK
American Funds Growth-Income SAST+       Capital Research and Management Company     SAST      STOCK

VOLATILITY CONTROL FUNDS



UNDERLYING FUNDS                                 MANAGED BY:                                      TRUST    ASSET CLASS
----------------------------------------------   ---------------------------------------------   -------   -----------------
SA BlackRock VCP Global Multi Asset              BlackRock Investment Management, LLC            SAST      ASSET ALLOCATION
 Portfolio*
                                                                                                 SAST      ASSET ALLOCATION
SA Schroders VCP Global Allocation Portfolio*    Schroder Investment Management North America
                                                 Inc.
SA T. Rowe Price VCP Balanced Portfolio*         T. Rowe Price Associates, Inc.                  SAST      ASSET ALLOCATION
                                                                                                 SAST      ASSET ALLOCATION
SunAmerica Dynamic Allocation Portfolio*++       SunAmerica Asset Management, LLC and
                                                 AllianceBernstein L.P.
                                                                                                 SAST      ASSET ALLOCATION
SunAmerica Dynamic Strategy Portfolio*++         SunAmerica Asset Management, LLC and
                                                 AllianceBernstein L.P.
VCP Managed Asset Allocation SAST                Capital Research and Management Company         SAST      ASSET ALLOCATION
 Portfolio*+
VCP Total Return Balanced Portfolio*             Pacific Investment Management Company LLC       SAST      ASSET ALLOCATION
VCP Value Portfolio*                             Invesco Advisers, Inc.                          SAST      ASSET ALLOCATION


* This Underlying Fund utilizes alternative investment strategies or invests in alternative asset classes and may be subject to additional risks. PLEASE SEE INVESTMENT OPTIONS ABOVE. The use of alternative investment strategies and asset classes may change over time and other Underlying Funds may also invest in such strategies and asset classes. Please consult each Underlying Fund's prospectus for a complete description of investment strategies and risks.


+ This Underlying Fund is also a Master-Feeder fund.


++ A portion of this Underlying Fund is also a Fund-of-Funds.

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN AN ADDITIONAL COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT (800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/ANNUITIES. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.


                                       17



SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners, and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, as amended, we may be required to obtain SEC approval or your approval.


FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the guaranteed minimum interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. The minimum guaranteed interest rate can vary but is never lower than 1%. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

Fixed Accounts are not available with election of the C-Share Option.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     o Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     o Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     o Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

There are no restrictions with respect to transferring out of or taking a withdrawal from a Fixed Account. If you make a transfer out of or a withdrawal from a Fixed Account prior to the end of a guarantee period, you will be credited the interest earned up to the time of transfer or withdrawal. When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account, if available, or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.


DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to available investment options according to your instructions or your current allocation instructions on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to available investment options over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. The minimum guaranteed interest rate can vary but is never lower than 1%. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to available investment options. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the


                                       18



right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.


DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in available investment options at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, available Fixed Account or DCA Fixed Account ("source account") to any available investment options ("target account"). Fixed Accounts are not available as target accounts for the DCA program. Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

The DCA Fixed Accounts only accept initial and subsequent Purchase Payments because they are offered as source accounts exclusively to facilitate the DCA program for a specified time period. You may not make a transfer from a Variable Portfolio or available Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with an available Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target account allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file. Upon notification of your death, we will terminate the DCA program unless your Beneficiary instructs us otherwise and we will transfer the remaining money according to the current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:


 MONTH     ACCUMULATION UNIT VALUE     UNITS PURCHASED
   1                $ 7.50                   100
   2                $ 5.00                   150
   3                $10.00                    75
   4                $ 7.50                   100
   5                $ 5.00                   150
   6                $ 7.50                   100

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY TIME AND WE WILL PROVIDE YOU NOTICE AT LEAST 30 DAYS PRIOR TO MODIFICATION, SUSPENSION OR TERMINATION OF THE DCA PROGRAM. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE DCA PROGRAM, WE WILL TRANSFER THE REMAINING MONEY ACCORDING TO YOUR CURRENT DCA TARGET ALLOCATIONS ON FILE.


POLARIS PORTFOLIO ALLOCATOR PROGRAM


PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program is offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The models allocate among the various asset classes to attempt to match certain combinations of investors' investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.


ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by electing a Portfolio Allocator model when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the


                                       19



use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. PLEASE SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Portfolio Allocator Model. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Portfolio Allocator model, or 2) if you invest in any Variable Portfolios in addition to investment in a Portfolio Allocator model under this program, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your election of the Polaris Portfolio Allocator Model. If your election of the Polaris Portfolio Allocator Model is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the program was terminated; however, your investment will no longer be deemed to be in a Polaris Portfolio Allocator Model.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives and therefore, will effectively terminate your participation in the program. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Portfolio Allocator model to another Portfolio Allocator model at any time; you will be transferred into the most current model available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and DCA target allocation instructions, if applicable, and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE AND AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Portfolio Allocator model as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.

REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance and changes in the Variable Portfolio's investment objectives. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals. Finally, changes in investment objectives or management of the Underlying Funds in the models may mean that, over time, the models no longer are consistent with their original investment goals.


IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as investment advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information


                                       20



concerning the specific Portfolio Allocator models can be obtained from your financial representative.


POLARIS PORTFOLIO ALLOCATOR MODELS
(EFFECTIVE MAY 1, 2015)


          VARIABLE PORTFOLIOS              MODEL 1     MODEL 2     MODEL 3     MODEL 4
 American Funds Global Growth SAST            2.0%        2.0%        3.0%       6.0%
 American Funds Growth SAST                   2.0%        2.0%        2.0%       2.0%
 American Funds Growth-Income SAST            0.0%        0.0%        1.0%       5.0%
 Blue Chip Growth                             2.0%        2.0%        2.0%       4.0%
 Capital Appreciation                         2.0%        3.0%        4.0%       5.0%
 Capital Growth                               2.0%        3.0%        3.0%       4.0%
 Corporate Bond                              10.0%        8.0%        7.0%       1.0%
 "Dogs" of Wall Street                        3.0%        3.0%        3.0%       5.0%
 Emerging Markets                             0.0%        1.0%        2.0%       2.0%
 Equity Opportunities                         2.0%        3.0%        4.0%       6.0%
 Foreign Value                                2.0%        3.0%        3.0%       3.0%
 Global Bond                                  4.0%        4.0%        2.0%       2.0%
 Government and Quality Bond                 10.0%        9.0%        7.0%       2.0%
 Growth-Income                                5.0%        6.0%        7.0%       8.0%
 High-Yield Bond                              4.0%        3.0%        2.0%       0.0%
 International Diversified Equities           2.0%        2.0%        3.0%       3.0%
 Invesco V.I. Comstock Fund, Series II
   Shares                                     6.0%        6.0%        7.0%       8.0%
 Invesco V.I. Growth and Income Fund,
   Series II Shares                           6.0%        7.0%        8.0%       8.0%
 Real Estate                                  0.0%        0.0%        0.0%       1.0%
 Real Return                                  7.0%        4.0%        2.0%       0.0%
 SA JPMorgan MFS Core Bond                   15.0%       12.0%       10.0%       5.0%
 SA Legg Mason BW Large Cap Value             4.0%        4.0%        4.0%       5.0%
 SA Marsico Focused Growth                    1.0%        2.0%        3.0%       4.0%
 SA MFS Massachusetts Investors
   Trust                                      7.0%        7.0%        7.0%       8.0%
 Small & Mid Cap Value                        2.0%        2.0%        2.0%       2.0%
 Small Company Value                          0.0%        2.0%        2.0%       1.0%
                                 TOTAL        100%        100%        100%       100%

The Polaris Portfolio Allocator Models listed above are those that are currently available. The Portfolio Allocator models are reconfigured from time to time. However, once you invest in a Portfolio Allocator model, the percentages of your contract value allocated to each Variable Portfolio within a Portfolio Allocator model will not be changed by us. If you purchased your contract prior to the current allocations of the Portfolio Allocator models specified above, any subsequent Purchase Payments will be invested in the same Portfolio Allocator model as your current investment and will not be invested in the Portfolio Allocator model allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Portfolio Allocator model in line with your investment goals over time.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each model to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A PORTFOLIO ALLOCATOR MODEL.


SELECT STRATEGIES

DESCRIPTION

Pre-selected combinations of alternative Variable Portfolios with a Polaris Portfolio Allocator Model ("Select Strategies"), available at no additional cost, may be offered to you to assist in diversifying your investment across various asset classes. You may choose from one of the four Select Strategies designed to assist in meeting your stated investment goals. Select Strategies allow you to invest 70% of your investment in one of four risk-based Polaris Portfolio Allocator Models and 30% to a pre-selected combination of alternative funds to further diversify your risk and return potential. Please consult your financial representative to determine if a Select Strategy meets your financial needs. FOR MORE INFORMATION, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM AND INVESTMENT OPTIONS ABOVE.


ELECTING A SELECT STRATEGY

You may elect a Select Strategy when you purchase your variable annuity or if after contract issue, by contacting our Annuity Service Center. You and your financial representative should determine the Select Strategy most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a Select Strategy by providing a written reallocation request, calling our Annuity Service Center or logging into our website.

You may also choose to invest gradually into a Select Strategy through the DCA program. PLEASE SEE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Select Strategy at a time. Election of a Select Strategy requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in the same Select Strategy. If you: 1) attempt to allocate a portion of your Purchase Payment outside of your elected Select Strategy, or 2) if you invest in any Variable Portfolios in addition to investment in your Select Strategy, such an investment may no longer be consistent with the Select Strategy's intended objectives and therefore, will effectively terminate your election of the Select


                                       21



Strategy. If your election of a Select Strategy is terminated, your investment will remain allocated to the same Variable Portfolios and in the same amounts as before the Select Strategy was terminated; however, your investment will no longer be deemed to be in a Select Strategy.

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Select Strategy unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Select Strategy, your investment may no longer be consistent with the Select Strategy's intended objectives and therefore, will effectively terminate your election of the Select Strategy. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

You can transfer 100% of your investment from one Select Strategy to another Select Strategy at any time; you will be transferred into the most current version available in your contract. As a result of a transfer, we will automatically update your allocation instructions on file with respect to subsequent Purchase Payments and we will automatically update your Automatic Asset Rebalancing Program instructions to reflect your new investment. PLEASE SEE AUTOMATIC ASSET REBALANCING PROGRAM BELOW.

A subsequent Purchase Payment will be invested in the same Select Strategy as your current investment unless we receive different instructions from you. You should consult with your financial representative to determine if you should update your allocation instructions, DCA target allocation instructions, and/or Automatic Asset Rebalancing Program instructions on file when you make a subsequent Purchase Payment.


REBALANCING THE SELECT STRATEGIES

You can elect to have your investment in the Select Strategy rebalanced quarterly, semi-annually or annually to maintain the target asset allocation among the Variable Portfolios of the Select Strategy you selected. If you make such an election to rebalance, both the allocation to the Polaris Portfolio Allocator Model and the other Underlying Funds in the Select Strategy will be rebalanced to equal the 70%-30% allocation discussed above.

Over time, the Select Strategy you elect may no longer align with its original investment objective due to the effects of Underlying Fund performance. Therefore, if you do not elect to have your investment in the Select Strategy rebalanced at least annually, then your investment may no longer be consistent with the Select Strategy's intended objectives. In addition, changes in the Underlying Funds' investment objectives may mean that the Select Strategy is no longer aligned with its original investment objective. Finally, your investment goals, financial situation and risk tolerance may change over time. You should consult with your financial representative about how to keep your Select Strategy's allocations in line with your investment goals.


IMPORTANT INFORMATION ABOUT ELECTING A SELECT STRATEGY

Select Strategies are not intended as investment advice. We do not provide investment advice regarding whether a Select Strategy should be selected or rebalanced or whether it remains appropriate for any individual to invest in accordance with any particular Select Strategy as your investment needs change. The Select Strategy does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Select Strategy may have been built. Also, allocation to a single asset class may outperform a Select Strategy, so that you could have better investment returns investing in a single asset class than in a Select Strategy. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Select Strategy will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Select Strategies represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Select Strategies meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning a specific Select Strategy can be obtained from your financial representative.

Below are the Select Strategies available for election.


  SELECT
 STRATEGY          70% ALLOCATION TO:                 30% ALLOCATION TO:
     1       Polaris Portfolio Allocator     6% - Neuberger Berman AMT Absolute
             Model 1                         Return Multi-Manager Portfolio
                                             6% - BlackRock iShares Alternative
                                             Strategies V.I. Fund
     2       Polaris Portfolio Allocator
                                             6% - Goldman Sachs Multi-Strategy
             Model 2
                                             Alternatives Portfolio
                                             5% - UIF Global Infrastructure
     3       Polaris Portfolio Allocator
                                             Portfolio
             Model 3
                                             4% - PIMCO Unconstrained Bond
                                             Portfolio
                                             3% - Real Estate
     4       Polaris Portfolio Allocator
             Model 4

The Select Strategies listed above are those that are currently available. The Select Strategies are reconfigured from time to time. However, once you invest in a Select Strategy, the percentages of your contract value allocated to each Variable Portfolio within a Select Strategy will not be changed by us. If you purchased your contract prior to the current allocations of the Select Strategies specified above, any subsequent Purchase Payments will be invested in the same Select Strategy as your current investment and will not be invested in the Select Strategy allocations specified above unless you provide us with specific instructions to do so. You should speak with your financial representative about how to keep the Variable Portfolio allocations in each Select Strategy in line with your investment goals over time.


                                       22



The Select Strategies allocate a portion of your investment to Variable Portfolios that invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. The performance of these types of strategies may not be highly correlated with traditional investments in debt or equities and the correlation of returns may not be stable over time. In addition, alternative asset classes may be focused on a particular sector or industry and have additional risks relating to these sectors or industries. Each Underlying Fund's prospectus has information on that fund's investment strategies and risks.

We reserve the right to change the Variable Portfolios and/or allocations to certain Variable Portfolios in each Select Strategy to the extent that Variable Portfolios are liquidated, substituted, merged or otherwise reorganized.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SELECT STRATEGIES AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, YOUR INVESTMENT WILL REMAIN IN THE SAME VARIABLE PORTFOLIOS AND IN THE SAME AMOUNTS AS BEFORE THE PROGRAM WAS SUSPENDED OR TERMINATED; HOWEVER, YOUR INVESTMENT WILL NO LONGER BE DEEMED TO BE IN A SELECT STRATEGY.


TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts, subject to the Company's and the Underlying Funds' short term trading policies, by telephone (800) 445-7862, through the Company's website (www.aig.com/annuities), by U.S. Mail addressed to our Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570 or by facsimile. All transfer instructions submitted via facsimile must be sent to
(818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. If your contract was issued in the state of New York, we may accept transfers by telephone if you complete and send the Telephone Transfer Agreement form to our Annuity Service Center. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

We cannot guarantee that we will be able to accept telephone, fax and/or internet transfer instructions at all times. Any telephone, fax or computer system, whether it is yours, your broker-dealer's, or ours, can experience outages or delays for a variety of reasons and may prevent our processing of your transfer request. We reserve the right to modify, suspend or terminate telephone, fax and/or internet transfer privileges at any time. If telephone, fax and/or internet access is unavailable, you must make your transfer request in writing by U.S. Mail to our Annuity Service Center.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio or Fixed Account after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.


SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in frequent trading or trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or
(3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once


                                       23



you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").


For example, if you made a transfer on August 17, 2015 and within the previous twelve months (from August 18, 2014 forward) you made 15 transfers including the August 17th transfer, then all transfers made for twelve months after August 17, 2015 must be submitted by U.S. Mail (from August 18, 2015 through August 17, 2016).


U.S. Mail includes any postal service delivery method that offers delivery no sooner than United States Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are modified, suspended or terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1)    the number of transfers made in a defined period;

     (2)    the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all Owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These


                                       24



transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.


UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares which may be more or less restrictive than ours. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing Program, you may elect to have your investments in the Variable Portfolios and/or Fixed Accounts, if applicable, periodically rebalanced to return your allocations to the percentages given at your last instructions for no additional charge. If you make a transfer, you must provide updated rebalancing instructions. If you do not provide new rebalancing instructions at the time you make such transfer, we will change your ongoing rebalancing instructions to reflect the percentage allocations among the new Variable Portfolios and/or Fixed Accounts, if applicable, resulting from your transfer which will replace any previous rebalancing instructions you may have provided ("Default Rebalancing Instructions"). You may change any applicable Default Rebalancing Instructions at any time by contacting the Annuity Service Center.

Automatic Asset Rebalancing typically involves shifting a portion of your money out of investment options which had higher returns into investment options which had lower returns. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT. IN THE EVENT OF MODIFICATION, WE WILL ADMINISTER THE PROGRAM ACCORDING TO THE PARAMETERS OF THE MODIFICATION. IN THE EVENT OF SUSPENSION OR TERMINATION OF THE PROGRAM, WE WILL NO LONGER ADMINISTER THE PROGRAM AND YOUR INVESTMENTS WILL NO LONGER BE REBALANCED.


VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. As a result of this proportionate voting, the vote of a small number of contract owners can determine the outcome of a vote. Should we determine that we are no longer required to vote in the manner described above, we will vote the shares in our own right.


                                       25

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                              ACCESS TO YOUR MONEY
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--------------------------------------------------------------------------------

You can access money in your contract by making a systematic, partial, or total withdrawal (surrender), and/or by receiving annuity income payments during the Income Phase. PLEASE SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

We deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period.

If you purchased your contract with the C-Share Option, a withdrawal charge is not applicable.


FREE WITHDRAWAL AMOUNT

If you purchased your contract with the C-Share Option, the following discussion of Free Withdrawal Amount is not applicable. PLEASE SEE C-SHARE OPTION ABOVE.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge at the time of the withdrawal if it is taken during the withdrawal charge period. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals and withdrawal charges. AS A RESULT, IF YOU SURRENDER YOUR CONTRACT IN THE FUTURE WHILE WITHDRAWAL CHARGES ARE STILL APPLICABLE, YOU WILL NOT RECEIVE THE BENEFIT OF ANY PREVIOUS FREE WITHDRAWALS UPON A FULL SURRENDER FOR THE PURPOSE OF CALCULATING THE WITHDRAWAL CHARGE.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule that are in excess of your free withdrawal amount will result in a withdrawal charge. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the annual free withdrawal amount during the withdrawal charge period. You should fully discuss this decision with your financial representative.

When you make a partial withdrawal, we deduct it from any remaining annual free withdrawal amount first, next from remaining Purchase Payments on a first-in, first-out basis, and then from any remaining contract value. This means that you can also access your Purchase Payments that are no longer subject to withdrawal charges before those Purchase Payments that are still subject to withdrawal charges.

Your annual free withdrawal amount is 10% of remaining Purchase Payments not yet withdrawn each contract year, and still subject to withdrawal charges.

If you are taking required minimum distributions ("RMD") applicable to this contract only, current Company practice is to waive any withdrawal charges applicable to those withdrawals.

The annual amounts withdrawn free of a withdrawal charge do not reduce the amount you invested for purposes of calculating the withdrawal charges (total Purchase Payments still subject to withdrawal charges). As a result, if you surrender your contract in the future while withdrawal charges are still applicable, any previous annual free withdrawal amount in the current contract year would then be subject to applicable withdrawal charges. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. If, in any contract year, you choose to take less than the full 10% free withdrawal amount, as described above, then you may not carry over the unused amount as an annual free withdrawal in subsequent years.

We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. PLEASE SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge if you are surrendering your contract, any prior free withdrawal amount in the current contract year is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

     A=  Your contract value at the time of your request for withdrawal
         ($90,000)

     B= The amount of your Purchase Payments still subject to withdrawal charge ($100,000)

     C= The withdrawal charge percentage applicable to the age of each Purchase Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

     D=  Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.


                                       26



Under most circumstances, the minimum amount you can withdraw is $1,000. We require that the value left in any Variable Portfolio or available Fixed Account be at least $1,000 after the withdrawal, and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you are required to include a signature guarantee issued by your broker-dealer which verifies the validity of your signature. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio, Fixed Account or DCA Fixed Account investment to be less than $1,000, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. PLEASE SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.


SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times, or withdrawals may be discontinued. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

Please contact our Annuity Service Center which can provide the necessary enrollment forms.

Upon notification of your death, we will terminate the Systematic Withdrawal program unless your Beneficiary instructs us otherwise.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME AND WE WILL NOTIFY YOU IF WE EXERCISE THAT RIGHT.


NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made during the confinement period while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders paid directly to the contract owner, and not to a third party or other financial services company. The waiver does not apply if you elected the C-Share Option because there are no applicable withdrawal charges.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX BELOW FOR STATE SPECIFIC INFORMATION REGARDING THE AVAILABILITY OF THE NURSING HOME WAIVER.


MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with 60 days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.


QUALIFIED CONTRACT OWNERS

Certain Qualified plans restrict and/or prohibit your ability to withdraw money from your contract. PLEASE SEE TAXES BELOW for a more detailed explanation.

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                                 DEATH BENEFITS
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--------------------------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining


                                       27



guaranteed annuity income payments in accordance with the annuity income option you selected. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.

You designate your Beneficiary(ies) who will receive any death benefit payments. You may change the Beneficiary at any time. If your contract is jointly owned, the surviving joint Owner is the sole Beneficiary. Joint Annuitants, if any, when the Owner is a non-natural person shall be each other's sole Beneficiary, except when the Owner is a charitable remainder trust. In designating your Beneficiary, you may impose restrictions on the timing and manner of the payment of death benefits. Those restrictions can govern the payment of the death benefit.

If the contract is owned by a trust or any other non-natural person, we will treat the death of the Primary Annuitant as the death of any Owner.

If any contract is owned by a trust, whether as an agent for a natural person or otherwise, you should consider the contractual provisions that apply, including provisions that apply in the event of the death or change of an Annuitant, in determining whether the contract is an appropriate trust investment. You may wish to consult with your tax and/or legal adviser.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death in Good Order. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. If the death benefit request is not received by us in Good Order or if notification of the death is made by the Beneficiary prior to submitting all required paperwork and satisfactory proof of death, the Beneficiary may have the option of transferring the entire contract value to the Cash Management Variable Portfolio or available Fixed Account by contacting the Annuity Service Center. We consider due proof of death in Good Order to be satisfactory written proof of death which may include: (1) a certified copy of the death certificate; (2) a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or (3) a written statement by a medical doctor who attended the deceased at the time of death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AGL and/or US Life to the same Owner/Annuitant are in excess of the Purchase Payments Limit, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death received by us in Good Order, we pay a lump sum death benefit by check to the Beneficiary's address of record, unless otherwise required by state law.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the contract at the then current value. PLEASE SEE SPOUSAL CONTINUATION BELOW.


BENEFICIARY CONTINUATION PROGRAMS

EXTENDED LEGACY PROGRAM

The Extended Legacy Program can allow a Beneficiary to an existing contract issued by the Company to take the death benefit amount in the form of withdrawals over a longer period of time, with the flexibility to withdraw more than the IRS required minimum distribution. The Beneficiary may elect the Extended Legacy Program on the Death Claim Form. The Extended Legacy Guide includes important information regarding the program and may be requested from the Annuity Service Center.

We will send the Beneficiary a prospectus which describes the investment options and administrative features available under the Extended Legacy Program along with the Extended Legacy Guide. Upon election of the Extended Legacy Program, the contract continues in the original Owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the Owner's death. Payments must begin no later than the first anniversary of death for Non-Qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy Program if he/she has already elected another settlement option.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

There are certain restrictions applicable to the Extended Legacy Program. The Extended Legacy Program cannot be elected with rollover contracts from other companies. No Purchase Payments are permitted. Death Benefits that may have been elected by the original Owner are not available and any charges associated with these features will no longer be deducted. The Beneficiary may transfer funds among the Variable Portfolios. Any Fixed Accounts that may have been available to the original Owner will no longer be available for investment to the Beneficiary. In the


                                       28



event of the Beneficiary's death, any remaining contract value will be paid to the person(s) named by the Beneficiary. The contract may not be assigned and ownership may not be changed or jointly owned.

If the Beneficiary elects the Extended Legacy Program, we will charge an annual Separate Account Charge of 1.10%. This charge is deducted daily from the average daily ending net asset value allocated to the Variable Portfolios. The Beneficiary may withdraw all or a portion of the contract value at any time and withdrawals are not subject to withdrawal charges. Additionally, the Beneficiary may choose to participate in the Systematic Withdrawal Program and the Automatic Asset Rebalancing Program.


5-YEAR SETTLEMENT OPTION

The Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the death benefit proceeds must be distributed by December 31st of the year containing the fifth anniversary of death. For IRAs, the 5-year settlement option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original Owner reaches the age of 70 1/2).


INHERITED ACCOUNT PROGRAM

The Inherited Account Program, if available, can allow a beneficiary of another company's annuity contract to transfer their inherited IRA or inherited Non-Qualified deferred annuity to fund a new contract issued by the Company. The beneficiary of the transferred contract may elect the Inherited Account Program on the Inherited Account and Required Minimum Distribution Election Form along with a new contract application. The beneficiary of the transferred contract becomes the Owner of the contract issued by us.

There are certain restrictions applicable to the Inherited Account Program. No Purchase Payments are permitted after the contract has been issued. The contract may not be assigned and ownership may not be changed or jointly owned.

The Internal Revenue Code requires minimum distributions from inherited IRAs and inherited Non-Qualified annuity contracts. Once the contract is issued, a systematic withdrawal program must be established and cannot be terminated.

The contract issued is subject to the same fees and charges applicable to any Owner of the contract, including withdrawal charges, unless the C-Share Option is elected. All Variable Portfolios and available Fixed Accounts offered by the contract are available for investment. You may transfer funds among the investment options. Upon your death, your designated Beneficiary will receive the standard death benefit, unless you elect an optional death benefit at contract issue, for an additional fee.

PLEASE CONSULT A QUALIFIED ADVISER REGARDING TAX IMPLICATIONS ABOUT YOUR PARTICULAR CIRCUMSTANCES IF YOU ARE CONSIDERING ONE OF THESE BENEFICIARY CONTINUATION OPTIONS.


DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

The Company does not accept Purchase Payments from anyone age 86 or older. Therefore, the death benefit calculations assume that no Purchase Payments are received on or after your 86th birthday.


STANDARD DEATH BENEFIT

The standard death benefit is contract value.

                                       29



OPTIONAL RETURN OF PURCHASE PAYMENT DEATH BENEFIT

For an additional fee, you may elect the optional Return of Purchase Payment death benefit described below which can provide greater protection for your beneficiaries. You may only elect the optional Return of Purchase Payment death benefit at the time you purchase your contract and you cannot change your election thereafter at any time. If you elect the C-Share Option, the annualized fee for the optional Return of Purchase Payment death benefit is 0.35% of the average daily net asset value allocated to the Variable Portfolios. If you do not elect the C-Share Option, the annualized fee for the optional Return of Purchase Payment death benefit is 0.30% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase. The Return of Purchase Payment death benefit can only be elected prior to your 76th birthday.

This feature may not be available through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.


In addition, if you purchased your Qualified contract through certain broker-dealers with which your financial representative is affiliated, this feature is not optional and the annualized fee for the Return of Purchase Payment death benefit will be included in your Separate Account charges.


The death benefit is the greater of:

     1.   Contract value; or

     2.   Net Purchase Payments


SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original Owner of the contract. A spousal continuation can only take place once, upon the death of the original Owner of the contract. If the Continuing Spouse terminates any optional death benefit, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

Non-spousal joint Owners (which can include Domestic Partners) who jointly own or are Beneficiaries of a contract should consult with their tax adviser and/or financial representative as, under current tax law, they are not eligible for spousal continuation of the contract.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original Owner, exceeds the contract value as of the Good Order date ("Continuation Contribution"), if any. We will add any Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original Owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. The age of the Continuing Spouse on the Continuation Date will be used to determine any future death benefits under the contract. If you elected the optional Return of Purchase Payment Death Benefit, the death benefit payable upon the Continuing Spouse's death, as described below, would differ depending on whether the Continuing Spouse is age 75 or younger, or age 76 and older, on the Continuation Date.

The Continuing Spouse may not terminate the Return of Purchase Payment death benefit if elected at contract issue. To the extent that the Continuing Spouse invests in the Variable Portfolios, he/she will be subject to investment risk as was the original Owner.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS AND WE WILL SUPPLEMENT THE PROSPECTUS PRIOR TO ANY CHANGE BEING EFFECTIVE.

The following details the death benefit options payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original Owner of the contract, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

We define "Continuation Net Purchase Payments" as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER THE CONTINUING SPOUSE'S 86TH BIRTHDAY.


STANDARD DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

The standard death benefit will be contract value.

                                       30



OPTIONAL RETURN OF PURCHASE PAYMENT DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH

If the Continuing Spouse is age 75 or younger on the Continuation Date, the death benefit will be the greater of:

     a.   Contract value; or

     b.   Continuation Net Purchase Payments.

If the Continuing Spouse is age 76 or older on the Continuation Date, the death benefit is equal to contract value, and the Optional Return of Purchase Payment Death Benefit fee will not apply.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                    EXPENSES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

There are fees and expenses associated with your contract which reduce your investment return. We will not increase certain contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund investment management fees may increase or decrease. Some states may require that we charge less than the amounts described below. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX FOR STATE-SPECIFIC EXPENSES.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.


SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expense is 1.10% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.


WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. PLEASE SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract. Withdrawal Charges reimburse us for the cost of contract sales, expenses associated with issuing your contract and other acquisition expenses.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. A withdrawal charge will not apply if the C-Share Option was elected. PLEASE SEE C-SHARE OPTION ABOVE. After a Purchase Payment has been in the contract for five complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:


WITHDRAWAL CHARGE WITH ELECTION OF THE C-SHARE OPTION:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                  1      2      3      4      5     6+
 WITHDRAWAL CHARGE     0%     0%     0%     0%     0%     0%

WITHDRAWAL CHARGE WITHOUT ELECTION OF THE C-SHARE OPTION:


YEARS SINCE
PURCHASE PAYMENT
RECEIPT                  1      2      3      4      5     6+
 WITHDRAWAL CHARGE     7%     7%     6%     6%     5%     0%

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest, which means the Purchase Payments that have the lowest Withdrawal Charge percentages. However, for tax purposes, per IRS requirements, your withdrawals are considered as coming first from taxable earnings, then from Purchase Payments, which are not taxable if your contract is Non-Qualified. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

If you take a partial withdrawal, you can choose whether any applicable withdrawal charges are deducted from the amount withdrawn or from the contract value remaining after the amount withdrawn. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. PLEASE SEE TAXES BELOW.


                                       31



UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the fees are set by the Underlying Funds' own board of directors.


12b-1 FEES

Most Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of up to 0.40% of the average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.


There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust, Seasons Series Trust and SunAmerica Series Trust, Class 4 shares of American Funds Insurance Series, Class 2 shares of Columbia Funds Variable Series Trust II and Franklin Templeton Variable Insurance Products Trust, Class III shares of BlackRock Variable Series Funds, Inc., Class A shares of IVY Funds Variable Insurance Portfolios, Class S shares of Neuberger Berman Advisers Management Trust, Class Service shares of Goldman Sachs Variable Insurance Trust, and Series II shares of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).


There is an annualized 0.40% fee applicable to Class Adv shares of the Underlying Funds in the Goldman Sachs Variable Insurance Trust.

The Underlying Funds make payment to us of the 12b-1 fees under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares.

The 12b-1 fees compensate us for costs associated with the distribution and/or servicing of these shares, including, but not limited to, reimbursing us for payments we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

There are deductions from and expenses paid out of the assets of each Underlying Fund. DETAILED INFORMATION ABOUT THESE DEDUCTIONS AND EXPENSES CAN BE FOUND IN THE PROSPECTUSES FOR THE UNDERLYING FUNDS.


CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $50 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $75,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.


TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. The transfer fee compensates us for the cost of processing your transfer.


OPTIONAL RETURN OF PURCHASE PAYMENT DEATH BENEFIT FEE

If you elect the C-Share Option, the annualized fee for the optional Return of Purchase Payment death benefit is 0.35% of the average daily net asset value allocated to the Variable Portfolios. If you do not elect the C-Share Option, the annualized fee for the optional Return of Purchase Payment death benefit is 0.30% of the average daily net asset value allocated to the Variable Portfolios.


In addition, if you purchased your Qualified contract through certain broker-dealers with which your financial representative is affiliated, the Return of Purchase Payment death benefit is not optional and the annualized fee for the feature will be included in your Separate Account charges.



C-SHARE OPTION FEE

The annualized fee for the C-Share Option is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios.


PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states permit us to either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. PLEASE SEE THE STATE CONTRACT AVAILABILITY AND/OR VARIABILITY APPENDIX for a listing of the states that charge premium taxes, the percentage of the tax and distinctions in impact on Qualified and Non-Qualified contracts.


INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.


                                       32



REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, its affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described. Currently, the Company credits an additional amount to contracts sold to the following groups: (1) employees of the Company and its affiliates, and their immediate family members; (2) appointed agents and registered representatives of broker-dealers that sell the Company's and its affiliates' variable contracts, and the agents' and registered representatives' immediate family members; (3) trustees of mutual funds offered in the Company's and its affiliates' variable contracts. The additional amount credited to a contract sold to one of the above individuals will generally equal the commission payable on the initial purchase payment for the contract. This means that the additional amount will generally be in the range of 1.10% to 5.50% of the initial Purchase Payment.

Certain broker-dealers may limit crediting this additional amount to employees only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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--------------------------------------------------------------------------------
           PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PAYMENTS WE MAKE


We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of affiliated and unaffiliated broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the contracts. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 5.50% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.10% of contract value annually for the life of the contract.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

If allowed by his or her selling firm, a registered representative or other eligible person may purchase a contract on a basis in which an additional amount is credited to the contract. PLEASE SEE REDUCTION OR ELIMINATION OF FEES, EXPENSES AND ADDITIONAL AMOUNTS CREDITED ABOVE.

We provide a list of firms to whom we paid annual amounts greater than $5,000 under these revenue sharing


                                       33



arrangements in 2014 in the Statement of Additional Information which is available upon request.

NON-CASH COMPENSATION. Some registered representatives and their supervisors may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. YOU SHOULD DISCUSS WITH YOUR SELLING FIRM AND/OR REGISTERED REPRESENTATIVE HOW THEY ARE COMPENSATED FOR SALES OF A CONTRACT AND/OR ANY RESULTING REAL OR PERCEIVED CONFLICTS OF INTEREST. YOU MAY WISH TO TAKE SUCH REVENUE SHARING ARRANGEMENTS INTO ACCOUNT WHEN CONSIDERING OR EVALUATING ANY RECOMMENDATION RELATING TO THIS CONTRACT.


PAYMENTS WE RECEIVE

We and our affiliates may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that pay us higher amounts. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We and our affiliates generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.40% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds that are attributable to the contract and to certain other variable insurance products that we and our affiliates issue. Rule 12b-1 fees and service fees paid out of Underlying Fund assets will reduce the amount of assets that otherwise would be available for investment, and reduce the Underlying Fund's investment return. The dollar amount of asset-based payments we receive from the Underlying Funds is not set and will fluctuate over time depending on the Underlying Funds' net asset value and the amount of assets invested.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.525% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the profits the investment adviser realizes on the investment management fees deducted from assets of the Underlying Funds or wholly from the assets of the Underlying Funds. Contract Owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. The payments we receive are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. The amount may be significant. Such amounts received from SAAMCo, a wholly-owned subsidiary of AGL, are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

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                             ANNUITY INCOME OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE INCOME PHASE


WHAT IS THE INCOME PHASE?

During the Income Phase, we use the money accumulated in your contract to make regular payments to you. This is known as "annuitizing" your contract. At this point, the Accumulation Phase ends. You will no longer be able to take withdrawals of contract value and all other features and


                                       34



benefits of your contract will terminate, including your ability to surrender your contract.

BEGINNING THE INCOME PHASE IS AN IMPORTANT EVENT. YOU HAVE DIFFERENT OPTIONS AVAILABLE TO YOU. YOU SHOULD DISCUSS YOUR OPTIONS WITH YOUR FINANCIAL REPRESENTATIVE AND/OR TAX ADVISOR SO THAT TOGETHER YOU MAY MAKE THE BEST DECISION FOR YOUR PARTICULAR CIRCUMSTANCES.


WHEN DOES THE INCOME PHASE BEGIN?

Generally, you can annuitize your contract any time after your second contract anniversary ("Annuity Date") and on or before the Latest Annuity Date, defined below, by completing and mailing the Annuity Option Selection Form to our Annuity Service Center.

If you do not request to annuitize your contract on the Annuity Date of your choice, your contract will be annuitized on the Latest Annuity Date. If your contract is jointly owned, the Latest Annuity Date is based on the older Owner's date of birth. Your Latest Annuity Date is defined as the first business day of the month following your 95th birthday. Please see LEGAL PROCEEDINGS for more information about the settlement and our enhanced practices related to the handling of unclaimed property.


HOW DO I ELECT TO BEGIN THE INCOME PHASE?

You must select one of the annuity income payment options, listed below, that best meets your needs by mailing a completed Annuity Option Selection Form to our Annuity Service Center. If you do not select an annuity income payment option, your contract will be annuitized in accordance with the default annuity income payment option specified under Annuity Income Options below.


WHAT IS THE IMPACT ON THE DEATH BENEFIT IF I ANNUITIZE?

Upon annuitizing the contract, the death benefit will terminate. PLEASE SEE DEATH BENEFITS ABOVE.


ANNUITY INCOME OPTIONS

You must send a written request to our Annuity Service Center to select an annuity income option. Once you begin receiving annuity income payments, you cannot change your annuity income option. If you elect to receive annuity income payments but do not select an annuity income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years. Generally, the amount of each annuity income payment will be less with greater frequency of payments or if you chose a longer period certain guarantee.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. In most contracts, the Owner and Annuitant are the same person. The Owner may change the Annuitant if different from the Owner at any time prior to the Annuity Date. The Owner must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new Annuitant election, the Owner may not select an annuity income option based on the life of the Annuitant.

If the contract is owned by a non-natural Owner, the Annuitant cannot be changed after the contract has been issued and the death of the Annuitant will trigger the payment of the death benefit.


ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.


ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.


ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.


ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

The value of an Annuity Unit, regardless of the option chosen, takes into account separate account charges which


                                       35



includes a mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please see the Statement of Additional Information for a more detailed discussion of the annuity income options.


FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed and may fluctuate as described under ANNUITY INCOME PAYMENTS below.


ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     o for life income options, your age when annuity income payments begin; and

     o the contract value attributable to the Variable Portfolios on the Annuity Date; and

     o the 3.5% assumed investment rate used in the annuity table for the contract; and

     o the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of fixed annuity income payments, if elected, is based on the guaranteed minimum interest rate specified in your contract and will not be less than 1%. The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.


TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.


DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. PLEASE SEE ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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--------------------------------------------------------------------------------
                                     TAXES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONTRACTS PROVIDE TAX-DEFERRED ACCUMULATION OVER TIME, BUT MAY BE SUBJECT TO CERTAIN FEDERAL INCOME AND EXCISE TAXES, MENTIONED BELOW. REFER TO THE STATEMENT OF ADDITIONAL INFORMATION FOR FURTHER DETAILS. SECTION REFERENCES ARE TO THE INTERNAL REVENUE CODE ("IRC"). WE DO NOT ATTEMPT TO DESCRIBE ANY POTENTIAL ESTATE OR GIFT TAX, OR ANY APPLICABLE STATE, LOCAL OR FOREIGN TAX LAW OTHER THAN POSSIBLE PREMIUM TAXES MENTIONED UNDER "PREMIUM TAX CHARGE." DISCUSSIONS REGARDING THE TAX TREATMENT OF ANY ANNUITY CONTRACT OR RETIREMENT PLANS AND PROGRAMS ARE INTENDED FOR GENERAL PURPOSES ONLY AND ARE NOT INTENDED AS TAX ADVICE, EITHER GENERAL OR INDIVIDUALIZED, NOR SHOULD THEY BE INTERPRETED TO PROVIDE ANY PREDICTIONS OR GUARANTEES OF A PARTICULAR TAX TREATMENT. SUCH DISCUSSIONS GENERALLY ARE BASED UPON THE COMPANY'S UNDERSTANDING OF CURRENT TAX RULES AND INTERPRETATIONS, AND MAY INCLUDE AREAS OF THOSE RULES THAT ARE MORE OR LESS CLEAR OR CERTAIN. TAX LAWS ARE SUBJECT TO LEGISLATIVE MODIFICATION, AND WHILE MANY SUCH MODIFICATIONS WILL HAVE ONLY A PROSPECTIVE APPLICATION, IT IS IMPORTANT TO RECOGNIZE THAT A CHANGE COULD HAVE RETROACTIVE EFFECT AS WELL. YOU SHOULD SEEK COMPETENT TAX OR LEGAL ADVICE, AS YOU DEEM NECESSARY OR APPROPRIATE, REGARDING YOUR OWN CIRCUMSTANCES.


ANNUITY CONTRACTS IN GENERAL

The IRC provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investment arrangements that satisfy specific IRC requirements automatically provide tax deferral regardless of whether the


                                       36



underlying contract is an annuity, a trust, or a custodial account. Different rules and tax treatment apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under an employer-sponsored retirement plan, or an Individual Retirement Account or Annuity ("IRA"), your contract is referred to as a Non-Qualified contract. In general, your cost basis in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your Non-Qualified contract.

If you purchase your contract under a qualified employer-sponsored retirement plan or an IRA, your contract is referred to as a Qualified contract.

Examples of qualified plans or arrangements are: traditional (pre-tax) IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans (including 401(k) plans), and governmental 457(b) deferred compensation plans. Typically, for employer plans and tax deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract.


AGGREGATION OF CONTRACTS

Federal tax rules generally require that all Non-Qualified contracts issued by the same company to the same policyholder during the same calendar year will be treated as one annuity contract for purposes of determining the taxable amount upon distribution.


TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase Payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. The portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     o     after attaining age 59 1/2;

     o     when paid to your Beneficiary after you die;

     o     after you become disabled (as defined in the IRC);

     o when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o     under an immediate annuity contract;

     o when attributable to Purchase Payments made prior to August 14, 1982.

On March 30, 2010, the Health Care and Education Reconciliation Act ("Reconciliation Act") was signed into law. Among other provisions, the Reconciliation Act imposes a new tax on net investment income, which went into effect in 2013, at the rate of 3.8% of applicable thresholds for Modified Adjusted Gross Income ("MAGI") ($250,000 for joint filers; $125,000 for married individuals filing separately; and, $200,000 for individual filers). An individual with MAGI in excess of the threshold will be required to pay this new tax on net investment income in excess of the applicable MAGI threshold. For this purpose, net investment income generally will include taxable withdrawals from a Non-Qualified contract, as well as other taxable amounts including amounts taxed annually to an owner that is not a natural person (see Contracts Owned by a Trust or Corporation). This new tax generally does not apply to Qualified contracts, however taxable distributions from such contracts may be taken into account in determining the applicability of the MAGI thresholds.

A transfer of contract value to another annuity contract generally will be tax reported as a distribution unless we have sufficient information to confirm that the transfer qualifies as an exchange under IRC Section 1035 (a "1035 exchange").


TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax amounts permitted under the employer's plan.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     o     after attainment of age 59 1/2;

     o     when paid to your Beneficiary after you die;

                                       37



     o     after you become disabled (as defined in the IRC);

     o as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     o payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     o dividends paid with respect to stock of a corporation described in IRC Section 404(k);

     o for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     o transfers to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     o for payment of health insurance if you are unemployed and meet certain requirements;

     o distributions from IRAs for qualifying higher education expenses or first home purchases;

     o amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty;

     o payments to certain reservists called up for active duty after September 11, 2001; and

     o payments up to $3,000 per year for health, life and accident insurance by certain retired public safety officers, which are federal income tax-free.

The IRC limits the withdrawal of an employee's elective deferral Purchase Payments from a Tax-Sheltered Annuity (TSA) contract under IRC 403(b). Generally, withdrawals can only be made when an Owner: (1) reaches age 59 1/2;
(2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the
IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA contract as of December 31, 1988 are not subject to these restrictions except as otherwise imposed by the plan.

Qualifying transfers (including intra-plan exchanges) of amounts from one TSA contract or account to another TSA contract or account, and qualifying transfers to a state defined benefit plan to purchase service credits, where permitted under the employer's plan, generally are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred to a contract with less restrictive IRC withdrawal limitations than the account from which it is transferred, the more restrictive withdrawal limitations will continue to apply.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the plan, the IRC, treasury regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that were largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. Subsequent IRS guidance and/or the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased. Effective January 1, 2009, the Company no longer accepts new Purchase Payments (including contributions, transfers and exchanges) into new or existing 403(b) contracts. You may wish to discuss the new regulations and/or the general information above with your tax adviser.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or IRA), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you sever employment from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. If you choose to delay your first distribution until the year after the year in which you reach 70 1/2 or sever employment, as applicable, then you will be required to


                                       38



withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one IRA, you may be permitted to take your annual distributions in any combination from your IRAs. A similar rule applies if you own more than one TSA. However, you cannot satisfy this distribution requirement for your IRA contract by taking a distribution from a TSA, and you cannot satisfy the requirement for your TSA by taking a distribution from an IRA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax adviser for more information. You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax adviser concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

IRS regulations require that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. As a result, if you request a minimum distribution calculation, or if one is otherwise required to be provided, in those specific circumstances where this requirement applies, the calculation may be based upon a value that is greater than your contract value, resulting in a larger required minimum distribution. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these regulations with your tax adviser.


TAX TREATMENT OF DEATH BENEFITS

The taxable amount of any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefit is paid as lump sum or annuity income payments. Estate taxes may also apply.

Enhanced death benefits are used as investment protection and are not expected to rise to any adverse tax effects. However, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2, unless another exception applies.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.


CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation or other owner that is not a natural person ("Non-Natural Owner") that is considering purchasing this contract should consult a tax adviser.

Generally, the IRC does not confer tax-deferred status upon a Non-Qualified contract owned by a Non-Natural Owner for federal income tax purposes. Instead in such cases, the Non-Natural Owner pays tax each year on the contract's value in excess of the owner's cost basis, and the contract's cost basis is then increased by a like amount. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. Please see the Statement of Additional Information for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-Qualified annuity contract.


FOREIGN ACCOUNT TAX COMPLIANCE ("FATCA")

A Contract Owner who is not a "United States person" which is defined to mean:

     o     a citizen or resident of the United States

     o a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

     o any estate or trust other than a foreign estate or foreign trust (see Internal Revenue Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

     o     a person that meets the substantial presence test

     o     any other person that is not a foreign person.

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8 BEN-E, Form W-8 IMY, or other


                                       39



applicable form, each of which is effective for three years from date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Contract Owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form.


OTHER WITHHOLDING TAX

A Contract Owner that is not exempt from United States federal withholding tax should consult its tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.


GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-Qualified contract as a withdrawal. Please see the Statement of Additional Information for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.


DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-Qualified contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

--------------------------------------------------------------------------------
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                               OTHER INFORMATION
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THE DISTRIBUTOR


AIG Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG Capital Services, Inc., an affiliate of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA"). No underwriting fees are retained by AIG Capital Services, Inc. in connection with the distribution of the contracts.


THE COMPANY

AMERICAN GENERAL LIFE INSURANCE COMPANY

American General Life Insurance Company ("AGL") is a stock life insurance company organized under the laws of the state of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Contracts are issued by AGL in all states, except New York, where they are issued by US Life.


                                       40



THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

The United States Life Insurance Company in the City of New York ("US Life") is a stock life insurance company organized under the laws of the state of New York on February 25, 1850. Its home office is One World Financial Center, 200 Liberty Street, New York, New York 10281. US Life conducts life insurance and annuity business primarily in the state of New York.


OWNERSHIP STRUCTURE OF THE COMPANY

AGL and US Life are indirect, wholly owned subsidiaries of American International Group, Inc. ("AIG"), a Delaware corporation.

AGL and US Life are regulated for the benefit of policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL and US Life are required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require AGL and US Life to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's and US Life's operations.

AIG is a leading international insurance organization serving customers in more than 130 countries. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.


OPERATION OF THE COMPANY

The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial and insurance products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, terms and conditions of competing financial and insurance products and the relative value of such brands.

The Company is exposed to market risk, interest rate risk, contract owner behavior risk and mortality/longevity risk. Market volatility may result in increased risks related to death and guaranteed benefits on the Company's financial and insurance products, as well as reduced fee income in the case of assets held in separate accounts, where applicable. These guaranteed benefits are sensitive to equity market and other conditions. The Company primarily uses capital market hedging strategies to help cover the risk of paying guaranteed benefits in excess of account values as a result of significant downturns in equity markets or as a result of other factors. The Company has treaties to reinsure a portion of the guaranteed minimum income benefits and guaranteed death benefits for equity and mortality risk on some of its older contracts. Such risk mitigation may or may not reduce the volatility of net income and capital and surplus resulting from equity market volatility.

The Company is regulated for the benefit of contract owners by the insurance regulator in its state of domicile; and also by all state insurance departments where it is licensed to conduct business. The Company is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to contract owners. Insurance regulations also require the Company to maintain additional surplus to protect against a financial impairment the amount of which is based on the risks inherent in the Company's operations.


THE SEPARATE ACCOUNT

Before December 31, 2012, Variable Separate Account was a separate account of SunAmerica Annuity, originally established under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. On December 31, 2012, and in conjunction with the merger of AGL and SunAmerica Annuity, Variable Separate Account was transferred to and became a separate account of AGL under Texas law. It may be used to support the contract and other variable annuity contracts, and used for other permitted purposes.

Before December 31, 2011, FS Variable Separate Account was a separate account of First SunAmerica, originally established under New York law on September 9, 1994. On December 31, 2011, and in conjunction with the merger of US Life and First SunAmerica, FS Variable Separate Account was transferred to and became a separate account of US Life under New York law.

These Separate Accounts are registered with the SEC as unit investment trusts under the Investment Company Act of 1940, as amended.

Purchase Payments you make that are allocated to the Variable Portfolios are invested in the Separate Account. The Company owns the assets in the Separate Account and invests them on your behalf, according to your instructions. Purchase Payments invested in the Separate Account are not guaranteed and will fluctuate with the value of the Variable Portfolios you select. Therefore, you assume all of the investment risk for contract value allocated to the Variable Portfolios. These assets are kept separate from our General Account and may not be charged with liabilities arising from any other business we may conduct. Additionally, income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.


                                       41



You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these dividends through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract Owners.


THE GENERAL ACCOUNT

Obligations that are paid out of the Company's general account ("General Account") include any amounts you have allocated to available Fixed Accounts, including any interest credited thereon, and amounts owed under your contract for death benefits which are in excess of portions of contract value allocated to the Variable Portfolios. The obligations and guarantees under the contract are the sole responsibility of the Company. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments.

The General Account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. The Company manages its exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of its assets and liabilities, monitoring or limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk.


FINANCIAL STATEMENTS

The financial statements described below are important for you to consider. Information about how to obtain these financial statements is also provided below.


THE COMPANY AND THE SEPARATE ACCOUNT

The financial statements of the Company and the Separate Account are required to be provided because you must look to those entities directly to satisfy our obligations to you under the Contract.


INSTRUCTIONS TO OBTAIN FINANCIAL STATEMENTS

The financial statements of the Company and Separate Account are available by requesting a free copy of the Statement of Additional Information by calling
(800) 445-7862 or by using the request form on the last page of this prospectus.

We encourage both existing and prospective contract Owners to read and understand the financial statements.

You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial Center, Room 4300
New York, NY 10281

To obtain copies by mail, contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

By Mail:
Annuity Service Center
P.O. Box 15570
Amarillo, Texas 79105-5570
Telephone Number: (800) 445-7862


ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-7862, if you have any comments, questions or service requests.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions for your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations. It is your responsibility to review these documents carefully and notify our Annuity Service Center of any inaccuracies immediately. We investigate all inquiries. Depending on the facts and circumstances, we may retroactively adjust your contract, provided you notify us of your concern within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error. If you fail to notify our Annuity Service Center of any mistakes or inaccuracy within 30 days of receiving the transaction confirmation or quarterly statement, we will deem you to have ratified the transaction.


CYBER SECURITY

The Company is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, the Company is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of


                                       42



confidential contract owner information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential contract owner or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the Underlying Funds to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.


LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Accounts. Various lawsuits against AGL and US Life have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of AGL and US Life, such as through financial examinations, market conduct exams or regulatory inquiries.


As of December 21, 2015, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.



REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 15570, Amarillo, Texas 79105-5570 or by calling (800) 445-7862. The table of contents of the SAI is listed below.

Separate Account and the Company

General Account

Master-Feeder Structure

Performance Data

Annuity Income Payments

Annuity Unit Values

Taxes

Broker-Dealer Firms Receiving Revenue Sharing Payments

Distribution of Contracts

Financial Statements

                                       43

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                        (IN ALL STATES EXCEPT NEW YORK)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.777
                                                             (b)$12.695
 Ending AUV................................................. (a)$11.843
                                                             (b)$12.919
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.308
                                                             (b)$14.689
 Ending AUV................................................. (a)$11.304
                                                             (b)$14.658
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.078
                                                             (b)$9.910
 Ending AUV................................................. (a)$9.921
                                                             (b)$9.734
 Ending Number of AUs....................................... (a)0
                                                             (b)707

-------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.468
                                                             (b)$15.738
 Ending AUV................................................. (a)$11.481
                                                             (b)$15.699
 Ending Number of AUs....................................... (a)221
                                                             (b)0

-------------------------------------------------------------
AMERICAN FUNDS GROWTH SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.965
                                                             (b)$15.246
 Ending AUV................................................. (a)$12.083
                                                             (b)$15.333
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.477
                                                             (b)$15.234
 Ending AUV................................................. (a)$12.457
                                                             (b)$15.201
 Ending Number of AUs....................................... (a)612
                                                             (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
ASSET ALLOCATION DIVERSIFIED GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.242
                                                             (b)$9.875
 Ending AUV................................................. (a)$10.318
                                                             (b)$9.942
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
ASSET ALLOCATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.296
                                                             (b)$15.525
 Ending AUV................................................. (a)$11.303
                                                             (b)$15.541
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.630
                                                             (b)$15.361
 Ending AUV................................................. (a)$11.785
                                                             (b)$15.541
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.975
                                                             (b)$9.746
 Ending AUV................................................. (a)$9.916
                                                             (b)$9.699
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
BLACKROCK ISHARES ALTERNATIVE STRATEGIES V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.175
                                                             (b)$10.041
 Ending AUV................................................. (a)$10.165
                                                             (b)$9.981
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
BLACKROCK ISHARES DYNAMIC ALLOCATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.137
                                                             (b)$9.876
 Ending AUV................................................. (a)$10.077
                                                             (b)$9.825
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
BLACKROCK ISHARES DYNAMIC FIXED INCOME V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.057
                                                             (b)$9.964
 Ending AUV................................................. (a)$10.045
                                                             (b)$9.970
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-2

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
BLACKROCK ISHARES EQUITY APPRECIATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.138
                                                             (b)$9.704
 Ending AUV................................................. (a)$10.018
                                                             (b)$9.616
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.658
                                                             (b)$15.628
 Ending AUV................................................. (a)$12.869
                                                             (b)$15.857
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.131
                                                             (b)$21.900
 Ending AUV................................................. (a)$13.208
                                                             (b)$22.012
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
CAPITAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.088
                                                             (b)$14.466
 Ending AUV................................................. (a)$12.120
                                                             (b)$14.517
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.759
                                                             (b)$9.268
 Ending AUV................................................. (a)$9.737
                                                             (b)$9.247
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS BOND FUND - CFTII Class 2
Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.998
                                                             (b)$10.363
 Ending AUV................................................. (a)$9.562
                                                             (b)$9.982
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND - CFTII Class 2
Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.988
                                                             (b)$10.078
 Ending AUV................................................. (a)$9.865
                                                             (b)$9.962
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.277
                                                             (b)$16.184
 Ending AUV................................................. (a)$10.257
                                                             (b)$16.169
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.065
                                                             (b)$9.983
 Ending AUV................................................. (a)$10.106
                                                             (b)$10.018
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.115
                                                             (b)$18.976
 Ending AUV................................................. (a)$12.140
                                                             (b)$18.970
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.241
                                                             (b)$11.038
 Ending AUV................................................. (a)$8.840
                                                             (b)$10.660
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
EQUITY OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.417
                                                             (b)$15.473
 Ending AUV................................................. (a)$12.469
                                                             (b)$15.514
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.517
                                                             (b)$11.004
 Ending AUV................................................. (a)$10.366
                                                             (b)$10.889
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.039
                                                             (b)$12.798
 Ending AUV................................................. (a)$12.915
                                                             (b)$12.657
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-4

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$14.245
                                                             (b)$13.919
 Ending AUV................................................. (a)$13.910
                                                             (b)$13.623
 Ending Number of AUs....................................... (a)183
                                                             (b)506

-------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.022
                                                             (b)$9.860
 Ending AUV................................................. (a)$9.844
                                                             (b)$9.709
 Ending Number of AUs....................................... (a)0
                                                             (b)1,059

-------------------------------------------------------------
FUNDAMENTAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.461
                                                             (b)$15.752
 Ending AUV................................................. (a)$12.538
                                                             (b)$15.899
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.870
                                                             (b)$12.613
 Ending AUV................................................. (a)$9.812
                                                             (b)$12.570
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.433
                                                             (b)$12.638
 Ending AUV................................................. (a)$11.458
                                                             (b)$12.648
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND*- GST Class Adv, Service Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.056
                                                             (b)$9.885
 Ending AUV................................................. (a)$10.179
                                                             (b)$9.988
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO - GST Class Adv, Service
Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.918
                                                             (b)$9.710
 Ending AUV................................................. (a)$9.815
                                                             (b)$9.627
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit


        * On May 1, 2015, the Goldman Sachs Global Markets Navigator Fund was renamed Goldman Sachs Global Trends Allocation Fund.

                                      A-5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
GOLDMAN SACHS STRATEGIC INCOME FUND - GST Class Adv, Service Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.878
                                                             (b)$9.820
 Ending AUV................................................. (a)$9.801
                                                             (b)$9.761
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.992
                                                             (b)$12.286
 Ending AUV................................................. (a)$10.073
                                                             (b)$12.363
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.890
                                                             (b)$17.403
 Ending AUV................................................. (a)$12.209
                                                             (b)$17.945
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GROWTH PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.304
                                                             (b)$15.385
 Ending AUV................................................. (a)$12.279
                                                             (b)$15.363
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.376
                                                             (b)$15.518
 Ending AUV................................................. (a)$12.576
                                                             (b)$15.802
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.330
                                                             (b)$14.013
 Ending AUV................................................. (a)$10.035
                                                             (b)$13.678
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.941
                                                             (b)$10.738
 Ending AUV................................................. (a)$9.663
                                                             (b)$10.430
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-6

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
INTERNATIONAL EQUITY PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.804
                                                             (b)$9.943
 Ending AUV................................................. (a)$9.595
                                                             (b)$9.733
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.278
                                                             (b)$9.280
 Ending AUV................................................. (a)$9.871
                                                             (b)$8.943
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
INVESCO V.I. BALANCED-RISK ALLOCATION FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.105
                                                             (b)$9.858
 Ending AUV................................................. (a)$10.173
                                                             (b)$9.890
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
INVESCO VI AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.004
                                                             (b)$17.843
 Ending AUV................................................. (a)$13.121
                                                             (b)$18.076
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
INVESCO VI COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.181
                                                             (b)$15.537
 Ending AUV................................................. (a)$12.271
                                                             (b)$15.568
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
INVESCO VI GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.043
                                                             (b)$15.365
 Ending AUV................................................. (a)$12.185
                                                             (b)$15.481
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
IVY FUNDS VIP ASSET STRATEGY - IVY Class A Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.117
                                                             (b)$9.754
 Ending AUV................................................. (a)$9.947
                                                             (b)$9.532
 Ending Number of AUs....................................... (a)0
                                                             (b)1,077

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
LARGE CAP GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.344
                                                             (b)$9.880
 Ending AUV................................................. (a)$10.517
                                                             (b)$10.024
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
LARGE CAP VALUE PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.232
                                                             (b)$9.921
 Ending AUV................................................. (a)$10.302
                                                             (b)$9.981
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
LORD ABBETT SERIES FUND BOND DEBENTURE PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.090
                                                             (b)$10.079
 Ending AUV................................................. (a)$10.025
                                                             (b)$10.037
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
LORD ABBETT SERIES FUND FUNDAMENTAL EQUITY PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.180
                                                             (b)$9.854
 Ending AUV................................................. (a)$10.347
                                                             (b)$10.032
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
LORD ABBETT SERIES FUND GROWTH AND INCOME PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.921
                                                             (b)$13.156
 Ending AUV................................................. (a)$12.109
                                                             (b)$13.389
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
LORD ABBETT SERIES FUND SHORT DURATION PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.008
                                                             (b)$10.042
 Ending AUV................................................. (a)$9.948
                                                             (b)$9.974
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
MANAGED ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.131
                                                             (b)$14.213
 Ending AUV................................................. (a)$10.162
                                                             (b)$14.257
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-8

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
MANAGED ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.179
                                                             (b)$14.761
 Ending AUV................................................. (a)$10.215
                                                             (b)$14.824
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.155
                                                             (b)$14.193
 Ending AUV................................................. (a)$10.188
                                                             (b)$14.247
 Ending Number of AUs....................................... (a)0
                                                             (b)1,210

-------------------------------------------------------------
MANAGED ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.145
                                                             (b)$14.302
 Ending AUV................................................. (a)$10.179
                                                             (b)$14.355
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
MID CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.385
                                                             (b)$9.789
 Ending AUV................................................. (a)$10.522
                                                             (b)$9.936
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
MID CAP VALUE PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.354
                                                             (b)$9.820
 Ending AUV................................................. (a)$10.535
                                                             (b)$9.999
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
MID-CAP GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.867
                                                             (b)$19.450
 Ending AUV................................................. (a)$13.019
                                                             (b)$19.686
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL INFRASTRUCTURE PORTFOLIO - UIF Class II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.097
                                                             (b)$10.019
 Ending AUV................................................. (a)$10.114
                                                             (b)$10.046
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
NATURAL RESOURCES PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.455
                                                             (b)$9.345
 Ending AUV................................................. (a)$8.465
                                                             (b)$8.456
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
NEUBERGER BERMAN AMT ABSOLUTE RETURN MULTI-MANAGER FUND PORTFOLIO - NBAMT -
Class S Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.908
                                                             (b)$9.979
 Ending AUV................................................. (a)$9.952
                                                             (b)$9.992
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
PIMCO ALL ASSET PORTFOLIO - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.979
                                                             (b)$10.145
 Ending AUV................................................. (a)$9.681
                                                             (b)$9.886
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.008
                                                             (b)$10.295
 Ending AUV................................................. (a)$9.563
                                                             (b)$9.944
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
PIMCO UNCONSTRAINED BOND PORTFOLIO - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.011
                                                             (b)$9.984
 Ending AUV................................................. (a)$9.978
                                                             (b)$9.976
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.935
                                                             (b)$11.376
 Ending AUV................................................. (a)$11.200
                                                             (b)$11.775
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.022
                                                             (b)$11.606
 Ending AUV................................................. (a)$9.937
                                                             (b)$11.527
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-10

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
SA AB GROWTH PORTFOLIO**- SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.353
                                                             (b)$17.500
 Ending AUV................................................. (a)$13.522
                                                             (b)$17.707
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME PORTFOLIO***- AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.223
                                                             (b)$11.332
 Ending AUV................................................. (a)$10.364
                                                             (b)$11.473
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SA COLUMBIA FOCUSED GROWTH PORTFOLIO****- SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.183
                                                             (b)$9.922
 Ending AUV................................................. (a)$10.079
                                                             (b)$9.859
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SA COLUMBIA FOCUSED VALUE PORTFOLIO**** - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.129
                                                             (b)$9.784
 Ending AUV................................................. (a)$10.406
                                                             (b)$9.984
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO#- SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.814
                                                             (b)$13.883
 Ending AUV................................................. (a)$9.844
                                                             (b)$13.923
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE PORTFOLIO##- SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.789
                                                             (b)$14.271
 Ending AUV................................................. (a)$11.885
                                                             (b)$14.380
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit


        ** On May 1, 2015, the Alliance Growth Portfolio was renamed SA AB Growth Portfolio.
        *** On January 9, 2015, the Multi-Asset Portfolio was renamed SA BlackRock Multi-Asset Income Portfolio.

        **** On or about July 29, 2015, the Focus Value Portfolio and Focus Growth Portfolio was renamed SA Columbia Focused Value Portfolio and SA Columbia Focused Growth Portfolio respectively.
        # On January 16, 2015, the Total Return Bond Portfolio was renamed SA JPMorgan MFS Core Bond Portfolio.
        ## On or about September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.


                                      A-11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
SA MARSICO FOCUSED GROWTH PORTFOLIO###- SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.333
                                                             (b)$16.474
 Ending AUV................................................. (a)$12.303
                                                             (b)$16.573
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SA MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO####- SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.130
                                                             (b)$16.612
 Ending AUV................................................. (a)$12.408
                                                             (b)$16.994
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SA MFS TOTAL RETURN PORTFOLIO+- SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.290
                                                             (b)$14.377
 Ending AUV................................................. (a)$11.396
                                                             (b)$14.516
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.052
                                                             (b)$18.341
 Ending AUV................................................. (a)$12.351
                                                             (b)$18.813
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SMALL CAP PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.658
                                                             (b)$9.695
 Ending AUV................................................. (a)$10.859
                                                             (b)$10.011
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.724
                                                             (b)$15.391
 Ending AUV................................................. (a)$11.699
                                                             (b)$15.435
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
STOCK PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.392
                                                             (b)$9.978
 Ending AUV................................................. (a)$10.385
                                                             (b)$9.968
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit



        ### On May 1, 2015, the Marsico Focused Growth Portfolio was renamed SA
            Marsico Focused Growth Portfolio.


        #### On May 1, 2015, the MFS Massachusetts Investors Trust Portfolio was renamed SA Massachusetts Investors Trust Portfolio.


        + On May 1, 2015, the MFS Total Return Portfolio was renamed SA MFS Total Return Portfolio.


                                      A-12

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.089
                                                             (b)$12.469
 Ending AUV................................................. (a)$10.130
                                                             (b)$12.513
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.091
                                                             (b)$12.361
 Ending AUV................................................. (a)$10.146
                                                             (b)$12.426
 Ending Number of AUs....................................... (a)2,505
                                                             (b)0

-------------------------------------------------------------
TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.494
                                                             (b)$15.450
 Ending AUV................................................. (a)$14.171
                                                             (b)$16.235
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
TELECOM UTILITY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.801
                                                             (b)$18.344
 Ending AUV................................................. (a)$11.573
                                                             (b)$18.179
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
VALIC COMPANY I GLOBAL SOCIAL AWARENESS FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.188
                                                             (b)$9.929
 Ending AUV................................................. (a)$10.220
                                                             (b)$9.936
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
VALIC COMPANY I INTERNATIONAL EQUITIES INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.790
                                                             (b)$9.942
 Ending AUV................................................. (a)$9.535
                                                             (b)$9.696
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
VALIC COMPANY I MID CAP INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.461
                                                             (b)$9.809
 Ending AUV................................................. (a)$10.595
                                                             (b)$9.972
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                  (IN ALL STATES EXCEPT NEW YORK) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
VALIC COMPANY I NASDAQ-100 INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.304
                                                             (b)$9.907
 Ending AUV................................................. (a)$10.447
                                                             (b)$9.951
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
VALIC COMPANY I SMALL CAP INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.711
                                                             (b)$9.585
 Ending AUV................................................. (a)$10.945
                                                             (b)$9.918
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
VALIC COMPANY I STOCK INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.340
                                                             (b)$9.912
 Ending AUV................................................. (a)$10.455
                                                             (b)$10.002
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.064
                                                             (b)$12.148
 Ending AUV................................................. (a)$10.054
                                                             (b)$12.116
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.162
                                                             (b)$11.340
 Ending AUV................................................. (a)$10.178
                                                             (b)$11.341
 Ending Number of AUs....................................... (a)1,249
                                                             (b)0

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.098
                                                             (b)$11.694
 Ending AUV................................................. (a)$10.184
                                                             (b)$11.756
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-14

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                  APPENDIX A - CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                                     ONLY)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
AGGRESSIVE GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.777
                                                             (b)$12.695
 Ending AUV................................................. (a)$11.843
                                                             (b)$12.919
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.308
                                                             (b)$14.689
 Ending AUV................................................. (a)$11.304
                                                             (b)$14.658
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
AMERICAN FUNDS CAPITAL INCOME BUILDER - AFIS Class 4 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.078
                                                             (b)$9.910
 Ending AUV................................................. (a)$9.734
                                                             (b)$9.734
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.468
                                                             (b)$15.738
 Ending AUV................................................. (a)$11.481
                                                             (b)$15.699
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
AMERICAN FUNDS GROWTH SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.965
                                                             (b)$15.246
 Ending AUV................................................. (a)$12.083
                                                             (b)$15.333
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.477
                                                             (b)$15.234
 Ending AUV................................................. (a)$12.457
                                                             (b)$15.201
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
ASSET ALLOCATION DIVERSIFIED GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.242
                                                             (b)$9.875
 Ending AUV................................................. (a)$10.318
                                                             (b)$9.942
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
ASSET ALLOCATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.296
                                                             (b)$15.525
 Ending AUV................................................. (a)$11.303
                                                             (b)$15.541
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.630
                                                             (b)$15.361
 Ending AUV................................................. (a)$11.785
                                                             (b)$15.541
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
BLACKROCK GLOBAL ALLOCATION V.I. FUND - BLK Class II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.975
                                                             (b)$9.746
 Ending AUV................................................. (a)$9.916
                                                             (b)$9.699
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
BLACKROCK ISHARES ALTERNATIVE STRATEGIES V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.175
                                                             (b)$10.041
 Ending AUV................................................. (a)$10.165
                                                             (b)$9.981
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
BLACKROCK ISHARES DYNAMIC ALLOCATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.137
                                                             (b)$9.876
 Ending AUV................................................. (a)$10.077
                                                             (b)$9.825
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
BLACKROCK ISHARES DYNAMIC FIXED INCOME V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.057
                                                             (b)$9.964
 Ending AUV................................................. (a)$10.045
                                                             (b)$9.970
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-16

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
BLACKROCK ISHARES EQUITY APPRECIATION V.I. FUND - BLK Class III Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.138
                                                             (b)$9.704
 Ending AUV................................................. (a)$10.018
                                                             (b)$9.616
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
BLUE CHIP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.658
                                                             (b)$15.628
 Ending AUV................................................. (a)$12.869
                                                             (b)$15.857
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
CAPITAL APPRECIATION PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.131
                                                             (b)$21.900
 Ending AUV................................................. (a)$13.208
                                                             (b)$22.012
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
CAPITAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.088
                                                             (b)$14.466
 Ending AUV................................................. (a)$12.120
                                                             (b)$14.517
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
CASH MANAGEMENT PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.759
                                                             (b)$9.268
 Ending AUV................................................. (a)$9.737
                                                             (b)$9.247
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - EMERGING MARKETS BOND FUND - CFT II Class 2
Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.998
                                                             (b)$10.363
 Ending AUV................................................. (a)$9.562
                                                             (b)$9.982
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
COLUMBIA VARIABLE PORTFOLIO - LIMITED DURATION CREDIT FUND - CFT II Class 2
Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.988
                                                             (b)$10.078
 Ending AUV................................................. (a)$9.865
                                                             (b)$9.962
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
CORPORATE BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.277
                                                             (b)$16.184
 Ending AUV................................................. (a)$10.257
                                                             (b)$16.169
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
DIVERSIFIED FIXED INCOME PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.065
                                                             (b)$9.983
 Ending AUV................................................. (a)$10.106
                                                             (b)$10.018
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
DOGS OF WALL STREET PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.115
                                                             (b)$18.976
 Ending AUV................................................. (a)$12.140
                                                             (b)$18.970
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
EMERGING MARKETS PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.241
                                                             (b)$11.038
 Ending AUV................................................. (a)$8.840
                                                             (b)$10.660
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
EQUITY OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.417
                                                             (b)$15.473
 Ending AUV................................................. (a)$12.469
                                                             (b)$15.514
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
FOREIGN VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.517
                                                             (b)$11.004
 Ending AUV................................................. (a)$10.366
                                                             (b)$10.889
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
FRANKLIN FOUNDING FUNDS ALLOCATION VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.039
                                                             (b)$12.798
 Ending AUV................................................. (a)$12.915
                                                             (b)$12.657
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-18

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
FRANKLIN INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$14.245
                                                             (b)$13.919
 Ending AUV................................................. (a)$13.910
                                                             (b)$13.623
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
FRANKLIN STRATEGIC INCOME VIP FUND - FTVIPT Class 2 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.022
                                                             (b)$10.078
 Ending AUV................................................. (a)$9.844
                                                             (b)$10.038
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
FUNDAMENTAL GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.461
                                                             (b)$15.752
 Ending AUV................................................. (a)$12.538
                                                             (b)$15.899
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GLOBAL BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.870
                                                             (b)$12.613
 Ending AUV................................................. (a)$9.812
                                                             (b)$12.570
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GLOBAL EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.433
                                                             (b)$12.638
 Ending AUV................................................. (a)$11.458
                                                             (b)$12.648
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GOLDMAN SACHS GLOBAL TRENDS ALLOCATION FUND*- GST Class Adv, Service Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.056
                                                             (b)$9.885
 Ending AUV................................................. (a)$10.179
                                                             (b)$9.988
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GOLDMAN SACHS MULTI-STRATEGY ALTERNATIVES PORTFOLIO - GST Class Adv, Service
Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.918
                                                             (b)$9.710
 Ending AUV................................................. (a)$9.815
                                                             (b)$9.627
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit


        * On May 1, 2015, the Goldman Sachs Global Markets Navigator Fund was renamed Goldman Sachs Global Trends Allocation Fund.

                                      A-19

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
GOLDMAN SACHS STRATEGIC INCOME FUND - GST Class Adv, Service Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.878
                                                             (b)$9.820
 Ending AUV................................................. (a)$9.801
                                                             (b)$9.761
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GOVERNMENT AND QUALITY BOND PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.992
                                                             (b)$12.286
 Ending AUV................................................. (a)$10.073
                                                             (b)$12.363
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GROWTH OPPORTUNITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.890
                                                             (b)$17.403
 Ending AUV................................................. (a)$12.209
                                                             (b)$17.945
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GROWTH PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.304
                                                             (b)$15.385
 Ending AUV................................................. (a)$12.279
                                                             (b)$15.363
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
GROWTH-INCOME PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.376
                                                             (b)$15.518
 Ending AUV................................................. (a)$12.576
                                                             (b)$15.802
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
HIGH-YIELD BOND PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.330
                                                             (b)$14.013
 Ending AUV................................................. (a)$10.035
                                                             (b)$13.678
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.941
                                                             (b)$10.738
 Ending AUV................................................. (a)$9.663
                                                             (b)$10.430
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-20

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
INTERNATIONAL EQUITY PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.804
                                                             (b)$9.943
 Ending AUV................................................. (a)$9.595
                                                             (b)$9.733
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.278
                                                             (b)$9.280
 Ending AUV................................................. (a)$9.871
                                                             (b)$8.943
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
INVESCO V.I. BALANCED-RISK ALLOCATION FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.105
                                                             (b)$9.858
 Ending AUV................................................. (a)$10.173
                                                             (b)$9.890
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
INVESCO VI AMERICAN FRANCHISE FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.004
                                                             (b)$17.843
 Ending AUV................................................. (a)$13.121
                                                             (b)$18.076
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
INVESCO VI COMSTOCK FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.181
                                                             (b)$15.537
 Ending AUV................................................. (a)$12.271
                                                             (b)$15.568
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
INVESCO VI GROWTH AND INCOME FUND - AVIF Series II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.043
                                                             (b)$15.365
 Ending AUV................................................. (a)$12.185
                                                             (b)$15.481
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
IVY FUNDS VIP ASSET STRATEGY - IVY Class A Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.117
                                                             (b)$9.754
 Ending AUV................................................. (a)$9.947
                                                             (b)$9.532
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-21

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
LARGE CAP GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.344
                                                             (b)$9.880
 Ending AUV................................................. (a)$10.517
                                                             (b)$10.024
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
LARGE CAP VALUE PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.232
                                                             (b)$9.921
 Ending AUV................................................. (a)$10.302
                                                             (b)$9.981
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
LORD ABBETT SERIES FUND BOND DEBENTURE PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.008
                                                             (b)$10.079
 Ending AUV................................................. (a)$9.948
                                                             (b)$10.037
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
LORD ABBETT SERIES FUND FUNDAMENTAL EQUITY PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.180
                                                             (b)$9.854
 Ending AUV................................................. (a)$10.347
                                                             (b)$10.032
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
LORD ABBETT SERIES FUND GROWTH AND INCOME PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.921
                                                             (b)$13.156
 Ending AUV................................................. (a)$12.109
                                                             (b)$13.389
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
LORD ABBETT SERIES FUND SHORT DURATION PORTFOLIO - LASF Class VC Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.008
                                                             (b)$10.042
 Ending AUV................................................. (a)$9.948
                                                             (b)$9.974
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
MANAGED ALLOCATION BALANCED PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.131
                                                             (b)$14.213
 Ending AUV................................................. (a)$10.162
                                                             (b)$14.257
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-22

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
MANAGED ALLOCATION GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.179
                                                             (b)$14.761
 Ending AUV................................................. (a)$10.215
                                                             (b)$14.824
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
MANAGED ALLOCATION MODERATE GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.155
                                                             (b)$14.193
 Ending AUV................................................. (a)$10.188
                                                             (b)$14.247
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
MANAGED ALLOCATION MODERATE PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.145
                                                             (b)$14.302
 Ending AUV................................................. (a)$10.179
                                                             (b)$14.355
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
MID CAP GROWTH PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.385
                                                             (b)$9.789
 Ending AUV................................................. (a)$10.522
                                                             (b)$9.936
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
MID CAP VALUE PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.354
                                                             (b)$9.820
 Ending AUV................................................. (a)$10.535
                                                             (b)$10.535
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
MID-CAP GROWTH PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.867
                                                             (b)$19.450
 Ending AUV................................................. (a)$13.019
                                                             (b)$19.686
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL INFRASTRUCTURE PORTFOLIO - UIF Class II Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.097
                                                             (b)$10.019
 Ending AUV................................................. (a)$10.114
                                                             (b)$10.046
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-23

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
NATURAL RESOURCES PORTFOLIO - AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.455
                                                             (b)$9.345
 Ending AUV................................................. (a)$8.465
                                                             (b)$8.456
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
NEUBERGER BERMAN AMT ABSOLUTE RETURN MULTI-MANAGER FUND PORTFOLIO - NBAMT -
Class S Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.908
                                                             (b)$9.979
 Ending AUV................................................. (a)$9.952
                                                             (b)$9.992
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
PIMCO ALL ASSET PORTFOLIO - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.979
                                                             (b)$10.145
 Ending AUV................................................. (a)$9.681
                                                             (b)$9.886
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.008
                                                             (b)$10.295
 Ending AUV................................................. (a)$9.563
                                                             (b)$9.944
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
PIMCO UNCONSTRAINED BOND PORTFOLIO - PVT Class Adv Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.011
                                                             (b)$9.984
 Ending AUV................................................. (a)$9.978
                                                             (b)$9.976
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
REAL ESTATE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.935
                                                             (b)$11.376
 Ending AUV................................................. (a)$11.200
                                                             (b)$11.775
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
REAL RETURN PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.022
                                                             (b)$11.606
 Ending AUV................................................. (a)$9.937
                                                             (b)$11.527
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-24

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
SA AB GROWTH PORTFOLIO**- SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$13.353
                                                             (b)$17.500
 Ending AUV................................................. (a)$13.522
                                                             (b)$17.707
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SA BLACKROCK MULTI-ASSET INCOME PORTFOLIO***- AST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.223
                                                             (b)$11.332
 Ending AUV................................................. (a)$10.364
                                                             (b)$11.473
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SA COLUMBIA FOCUSED GROWTH PORTFOLIO****- SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.183
                                                             (b)$9.922
 Ending AUV................................................. (a)$10.079
                                                             (b)$9.859
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SA COLUMBIA FOCUSED VALUE PORTFOLIO**** - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.129
                                                             (b)$9.784
 Ending AUV................................................. (a)$10.406
                                                             (b)$9.984
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SA JPMORGAN MFS CORE BOND PORTFOLIO#- SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$9.814
                                                             (b)$13.883
 Ending AUV................................................. (a)$9.844
                                                             (b)$13.923
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SA LEGG MASON BW LARGE CAP VALUE PORTFOLIO##- SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.789
                                                             (b)$14.271
 Ending AUV................................................. (a)$11.885
                                                             (b)$14.380
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SA MARSICO FOCUSED GROWTH PORTFOLIO###- SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.333
                                                             (b)$16.474
 Ending AUV................................................. (a)$12.303
                                                             (b)$16.573
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit


        ** On May 1, 2015, the Alliance Growth Portfolio was renamed SA AB Growth Portfolio.
        *** On January 9, 2015, the Multi-Asset Portfolio was renamed SA BlackRock Multi-Asset Income Portfolio.

        **** On or about July 29, 2015, the Focus Value Portfolio and Focus Growth Portfolio was renamed SA Columbia Focused Value Portfolio and SA Columbia Focused Growth Portfolio respectively.
        # On January 16, 2015, the Total Return Bond Portfolio was renamed SA JPMorgan MFS Core Bond Portfolio.
        ## On or about September 8, 2015, the Davis Venture Value Portfolio was renamed SA Legg Mason BW Large Cap Value Portfolio.
        ### On May 1, 2015, the Marsico Focused Growth Portfolio was renamed SA
            Marsico Focused Growth Portfolio.


                                      A-25

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
SA MFS MASSACHUSETTS INVESTORS TRUST PORTFOLIO####- SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.130
                                                             (b)$16.612
 Ending AUV................................................. (a)$12.408
                                                             (b)$16.994
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SA MFS TOTAL RETURN PORTFOLIO+- SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.290
                                                             (b)$14.377
 Ending AUV................................................. (a)$11.396
                                                             (b)$14.516
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SMALL & MID CAP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$12.052
                                                             (b)$18.341
 Ending AUV................................................. (a)$12.351
                                                             (b)$18.813
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SMALL CAP PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.658
                                                             (b)$9.695
 Ending AUV................................................. (a)$10.859
                                                             (b)$10.011
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SMALL COMPANY VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$11.724
                                                             (b)$15.391
 Ending AUV................................................. (a)$11.699
                                                             (b)$15.435
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
STOCK PORTFOLIO - SST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.392
                                                             (b)$9.978
 Ending AUV................................................. (a)$10.385
                                                             (b)$9.968
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
SUNAMERICA DYNAMIC ALLOCATION PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.089
                                                             (b)$12.469
 Ending AUV................................................. (a)$10.130
                                                             (b)$12.513
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------


        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit



        #### On May 1, 2015, the MFS Massachusetts Investors Trust Portfolio was renamed SA Massachusetts Investors Trust Portfolio.


        + On May 1, 2015, the MFS Total Return Portfolio was renamed SA MFS Total Return Portfolio.


                                      A-26

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                              INCEPTION
VARIABLE PORTFOLIOS                                          TO 12/31/14
=========================================================== ============
SUNAMERICA DYNAMIC STRATEGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV............................................. (a)$10.091
                                                            (b)$12.361
 Ending AUV................................................ (a)$10.146
                                                            (b)$12.426
 Ending Number of AUs...................................... (a)0
                                                            (b)0

------------------------------------------------------------
TECHNOLOGY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV............................................. (a)$13.494
                                                            (b)$15.450
 Ending AUV................................................ (a)$14.171
                                                            (b)$16.235
 Ending Number of AUs...................................... (a)0
                                                            (b)0

------------------------------------------------------------
TELECOM UTILITY PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV............................................. (a)$11.801
                                                            (b)$18.344
 Ending AUV................................................ (a)$11.573
                                                            (b)$18.179
 Ending Number of AUs...................................... (a)0
                                                            (b)0

------------------------------------------------------------
VALIC COMPANY I GLOBAL SOCIAL AWARENESS FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV............................................. (a)$10.188
                                                            (b)$9.929
 Ending AUV................................................ (a)$10.220
                                                            (b)$9.936
 Ending Number of AUs...................................... (a)0
                                                            (b)0

------------------------------------------------------------
VALIC COMPANY I INTERNATIONAL EQUITIES INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV............................................. (a)$9.790
                                                            (b)$9.942
 Ending AUV................................................ (a)$9.535
                                                            (b)$9.696
 Ending Number of AUs...................................... (a)0
                                                            (b)0

------------------------------------------------------------
VALIC COMPANY I MID CAP INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV............................................. (a)$10.461
                                                            (b)$9.809
 Ending AUV................................................ (a)$10.595
                                                            (b)$9.972
 Ending Number of AUs...................................... (a)0
                                                            (b)0

------------------------------------------------------------
VALIC COMPANY I NASDAQ-100 INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV............................................. (a)$10.304
                                                            (b)$9.907
 Ending AUV................................................ (a)$10.447
                                                            (b)$9.951
 Ending Number of AUs...................................... (a)0
                                                            (b)0

------------------------------------------------------------

        AUV - Accumulation Unit Value

        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-27

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
            CONDENSED FINANCIAL INFORMATION FOR CONTRACTS ISSUED BY

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (NEW YORK
                               ONLY) - CONTINUED
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                               INCEPTION
VARIABLE PORTFOLIOS                                           TO 12/31/14
============================================================ ============
VALIC COMPANY I SMALL CAP INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.711
                                                             (b)$9.585
 Ending AUV................................................. (a)$10.945
                                                             (b)$9.918
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
VALIC COMPANY I STOCK INDEX FUND - VAL I
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.340
                                                             (b)$9.912
 Ending AUV................................................. (a)$10.455
                                                             (b)$10.002
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
VCP MANAGED ASSET ALLOCATION SAST PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.064
                                                             (b)$12.148
 Ending AUV................................................. (a)$10.054
                                                             (b)$12.116
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
VCP TOTAL RETURN BALANCED PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.162
                                                             (b)$11.340
 Ending AUV................................................. (a)$10.178
                                                             (b)$11.341
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------
VCP VALUE PORTFOLIO - SAST Class 3 Shares
(Inception Date - 11/10/14)
 Beginning AUV.............................................. (a)$10.098
                                                             (b)$11.694
 Ending AUV................................................. (a)$10.184
                                                             (b)$11.756
 Ending Number of AUs....................................... (a)0
                                                             (b)0

-------------------------------------------------------------

        AUV - Accumulation Unit Value
        AU - Accumulation Unit
        (a)        Reflecting minimum Separate Account expenses
        (b) Reflecting maximum Separate Account expenses, with election of the optional Return of Premium Death Benefit

                                      A-28

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          APPENDIX B - STATE CONTRACT AVAILABILITY AND/OR VARIABILITY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



  PROSPECTUS PROVISION                     AVAILABILITY OR VARIATION                    ISSUE STATE
Administration Charge    Contract Maintenance Fee is $30.                             New Mexico
Administration Charge    Charge will be deducted pro-rata from Variable Portfolios    New York
                           only.                                                      Oregon
                                                                                      Texas
                                                                                      Washington
Annuity Date             You may switch to the Income Phase any time after your       Florida
                           first contract anniversary.
Annuity Date             You may begin the Income Phase any time 13 or more months    New York
                           after contract issue.
Free Look                If you are age 65 or older on the contract issue date, the   Arizona
                           Free Look period is 30 days.
Free Look                If you are age 60 or older on the contract issue date, the   California
                           Free Look period is 30 days.
Free Look                The Free Look period is 21 days and the amount is            Florida
                           calculated as the value of your contract plus fees and
                         charges on the day we receive your request in Good Order at the Annuity Service Center.
Free Look                The Free Look period is 20 days.                             Idaho
                                                                                      North Dakota
                                                                                      Rhode Island
                                                                                      Texas
Free Look                The Free Look amount is calculated as the greater of (1)     New York
                           Purchase Payments or (2) the value of your contract
                         on the day we receive your request in Good Order at the
                           Annuity Service Center.
Minimum Contract Value   The minimum remaining contract value after a partial         Texas
                           withdrawal must be $2,000.
Nursing Home Waiver      The Nursing Home Waiver is not available.                    California
Premium Tax              We deduct premium tax charges of 0.50% for Qualified         California
                           contracts and 2.35% for Non-Qualified contracts based
                         on contract value when you begin the Income Phase.
Premium Tax              We deduct premium tax charges of 2.0% for Non-Qualified      Maine
                           contracts based on total Purchase Payments when
                         you begin the Income Phase.
Premium Tax              We deduct premium tax charges of 3.5% for Non-Qualified      Nevada
                           contracts based on contract value when you begin
                         the Income Phase.
Premium Tax              For the first $500,000 in the contract, we deduct premium    South Dakota
                           tax charges of 1.25% for Non-Qualified contracts
                         based on total Purchase Payments when you begin the Income
                           Phase. For any amount in excess of $500,000 in
                         the contract, we deduct front-end premium tax charges of
                           0.08% for Non-Qualified contracts based on total
                         Purchase Payments when you begin the Income Phase.
Premium Tax              We deduct premium tax charges of 1.0% for Qualified          West Virginia
                           contracts and 1.0% for Non-Qualified contracts based on
                         contract value when you begin the Income Phase.
Premium Tax              We deduct premium tax charges of 1.0% for Non-Qualified      Wyoming
                           contracts based on total Purchase Payments when
                         you begin the Income Phase.
Transfer Privilege       Any transfer over the limit of 15 will incur a $10 transfer  Pennsylvania
                           fee.                                                       Texas


                                      B-1



        Please forward a copy (without charge) of the Polaris Select Investor Variable Annuity Statement of
                                            Additional Information to:
                                (Please print or type and fill in all information.)
    -----------------------------------------------------------------------
    Name

    -----------------------------------------------------------------------
    Address

    -----------------------------------------------------------------------
    City/State/Zip

    -----------------------------------------------------------------------
    Contract Issue Date:

    Date: -------------------------------                                    Signed: ----------------------------

 Return to: Issuing Company -----------------------------------------------------

 Annuity Service Center, P.O. Box 15570, Amarillo, Texas 79105-5570

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                           VARIABLE SEPARATE ACCOUNT
           Polaris Choice IV Variable Annuity date October 19, 2015
            Polaris Platinum III Variable Annuity dated May 1, 2015
         Polaris Preferred Solution Variable Annuity dated May 1, 2015
        Polaris Retirement Protector Variable Annuity dated May 1, 2015
          Polaris Select Investor Variable Annuity dated May 1, 2015

                        VARIABLE ANNUITY ACCOUNT SEVEN
       Polaris Platinum O-Series Variable Annuity dated October 5, 2015

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPARATE ACCOUNT
           Polaris Choice IV Variable Annuity date October 19, 2015
            Polaris Platinum III Variable Annuity dated May 1, 2015
       Polaris Platinum O-Series Variable Annuity dated October 5, 2015
         Polaris Preferred Solution Variable Annuity dated May 1, 2015
        Polaris Retirement Protector Variable Annuity dated May 1, 2015
          Polaris Select Investor Variable Annuity dated May 1, 2015

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                              SEPARATE ACCOUNT A

         Polaris Choice Elite Variable Annuity dated October 19, 2015
           Polaris Platinum Elite Variable Annuity dated May 1, 2015

   The date of the Statement of Additional Information is changed to December 28, 2015.

Dated: December 28, 2015

  Please keep this Supplement with your Statement of Additional Information.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements


The following financial statements are incorporated by reference, as indicated below, to this Registration Statement:

      - Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York for the year ended December 31, 2014 are incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-198224), filed on April 30, 2015.

      - Audited Financial Statements of The United States Life Insurance Company in the City of New York for the years ended December 31, 2014, 2013 and 2012 are incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 Registration Statement (File No. 333-198224), filed on April 30, 2015.



(b) Exhibits



(1)    Resolutions Establishing Separate Account...................................................... 5
(2)    Custody Agreements............................................................................. Not Applicable
(3)    (a)  Distribution Agreement.................................................................... 11
       (b)  Selling Agreement......................................................................... 11
(4)    Variable Annuity Contract
       (a)  USL Variable Annuity Contract (US-802 (5/14))............................................. 14
       (b)  USL Variable Annuity Contract (US-802 (12/14))............................................ 16
       (c)  USL Nursing Home Waiver Rider (FSE-6223 (8/06))........................................... 13
       (d)  USL Premium Plus Endorsement (FSE-6245 (12/08))........................................... 13
       (e)  USL Return of Purchase Payment Death Benefit Endorsement
            (USLE-8027 (5/14))........................................................................ 14
       (f)  Extended Legacy Program Guide............................................................. 16
(5)    Application for Contract
       (a)  USL Annuity Application (USL-579-IO (5/14))............................................... 14
       (b)  USL Annuity Application (USL-579-IO (10/14)).............................................. Filed Herewith
       (c)  USL Annuity Application (USL-579LP-IOC (8/15))............................................ Filed Herewith
(6)    Corporate Documents of Depositor
       (a)  Copy of the Bylaws of The United States Life Insurance Company in the City of New York,
            Amended and Restated December 14, 2010.................................................... 10
(7)    Reinsurance Contract........................................................................... Not Applicable
(8)    Material Contracts
       (a)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
            Agreement................................................................................. 9
       (b)  American Funds Insurance Series Fund Participation Agreement.............................. 4
       (c)  Amendment to American Funds Insurance Fund Participation Agreement........................ 14
       (d)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
            Participation Agreement................................................................... 7
       (e)  Anchor Series Trust Fund Participation Agreement.......................................... 12
       (f)  BlackRock Variable Series Funds, Inc. Amended and Restated Fund Participation Agreement... 10
       (g)  Amendment to BlackRock Variable Series Funds, Inc. Amended and Restated Fund
            Participation Agreement................................................................... 14
       (h)  Columbia Funds Variable Series Trust II Fund Participation Agreement...................... 14
       (i)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement......... 8
       (j)  Amendment to Franklin Templeton Variable Insurance Products Trust Fund Participation
            Agreement................................................................................. 11
       (k)  Goldman Sachs Variable Insurance Trust Participation Agreement............................ 6
       (l)  Amendment to Goldman Sachs Variable Insurance Trust Participation Agreement............... 14
       (m)  Ivy Funds Variable Insurance Portfolios Funds Participation Agreement..................... 14
       (n)  Lord Abbett Series Fund, Inc. Fund Participation Agreement................................ 12
       (o)  Neuberger Berman Advisers Management Trust Fund Participation Agreement................... 3
       (p)  Amendment to Neuberger Berman Advisers Management Trust Fund Participation
            Agreement................................................................................. 14
       (q)  PIMCO Variable Insurance Trust Fund Participation Agreement............................... 3
       (r)  Amendment to PIMCO Variable Insurance Trust Fund Participation Agreement.................. 14
       (s)  Seasons Series Trust Fund Participation Agreement......................................... 12




         (t)  SunAmerica Series Trust Fund Participation Agreement..................................... 12
         (u)  The Universal Institutional Funds, Inc. Fund Participation Agreement..................... 1
         (v)  Amendment to The Universal Institutional Funds, Inc. Fund Participation Agreement........ 14
         (w)  VALIC Company I Participation Agreement.................................................. 2
         (x)  Amendment to VALIC Company I Participation Agreement..................................... 14
         (y)  Van Kampen Life Investment Trust Fund Participation Agreement............................ 4
         (z)  Letters of Consent to the Assignment of the Fund Participation Agreement................. 11
(9)      Opinion of Counsel and Consent of Depositor................................................... 14
(10)     Consent....................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23..................................................... Not Applicable
(12)     Initial Capitalization Agreement.............................................................. Not Applicable
(13)     Other
         (a)  Power of Attorney -- The United States Life Insurance Company in the City of New York
              Directors................................................................................ 15

--------
1 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  2, File Nos. 333-63673 and 811-09007, filed on May 26, 1999, Accession No. 0000899243-99-001176.

2 Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6
  Registration Statement, File No. 333-79471, filed on November 5, 1999, Accession No. 0000899243-99-002179.

3 Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6
  Registration Statement, File No. 333-79471, filed on October 20, 2000, Accession No. 0000899243-00-002228.

4 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
  No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002,
  Accession No. 0000950148-02-002786.

5 Incorporated by reference to the Initial Registration Statement, File Nos.
  333-102137 and 811-08810, filed December 23, 2002, Accession No.
  0000898430-02-004616.

6 Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6
  Registration Statement, File No. 333-48457, filed on May 2, 2005, Accession No. 0001193125-05-091912.

7 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
  No. 14, File Nos. 333-102137 and 811-08810, filed on April 30, 2007,
  Accession No. 0000950124-07-002498.

8 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  4, File Nos. 333-147008 and 811-08810, filed on April 28, 2008, Accession
  No. 0000950148-08-000100.

9 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
  7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.

10 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment
  No. 2, File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011,
  Accession No. 0001193125-11-120900.

11 Incorporated by reference to Initial Registration Statement, File Nos.
  333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.

12 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-010018.

13 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-178841 and 811-08810, filed on April 29, 2013,
  Accession No. 0000950123-13-002969.

14 Incorporated by reference to Pre-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-198224 and 811-08810, filed on November 3, 2014, Accession No. 0000950123-14-010829.


15 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment
  No. 8, File Nos. 333-178845 and 811-08810, filed on April 29, 2015,
  Accession No. 0001193125-15-156230.



16 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 4, File Nos. 333-198224 and 811-08810, filed April 30, 2015, Accession
  No. 0001193125-15-161116.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Robert S. Schimek                                 Director, Chairman, President
Kevin T. Hogan(4)                                 Director, Chief Executive Officer
Thomas J. Diemer                                  Director, Executive Vice President and Chief Financial Officer
Deborah A. Gero(1)                                Director, Senior Vice President and Chief Investment Officer
William J. Carr                                   Director
William A. Kane                                   Director
Scott H. Richland                                 Director
John Q. Doyle(4)                                  Director
Jeffrey M. Farber(4)                              Director, Senior Vice President and Chief Risk Officer
Charles S. Shamieh(4)                             President, Life, Disability and Health
Jana W. Greer(2)                                  President, Individual Retirement
Jonathan J. Novak(1)                              President, Institutional Markets
Robert J. Scheinerman                             Executive Vice President, Head of Individual Retirement
Jesus C. Zaragoza                                 Senior Vice President and Life Controller
Michael P. Harwood                                Senior Vice President, Chief Actuary and Corporate Illustration
                                                  Actuary
William C. Kolbert(5)                             Senior Vice President and Business Information Officer
Stephen A. Maginn(1)                              Senior Vice President and Chief Distribution Officer
Christine A. Nixon(1)                             Senior Vice President
Kyle L. Jennings                                  Senior Vice President and Chief Compliance Officer
Yoav Tamir(2)                                     Senior Vice President, Market Risk Management
Sai P. Raman(5)                                   Senior Vice President, Institutional Markets
Craig A. Buck(8)                                  Senior Vice President, Capital Management
Timothy M. Heslin                                 Senior Vice President, Head of Global Life Sciences
Rodney E. Rishel                                  Senior Vice President, Head of US Life and Disability
Gloria Beissinger                                 Vice President and Treasurer
Charles E. Beam(3)                                Vice President and Assistant Controller
Mallary L. Reznik(1)                              Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                               Vice President and Secretary
John B. Deremo(3)                                 Vice President, Distribution
Leo W. Grace                                      Vice President, Product Filing
Tracey E. Harris                                  Vice President, Product Filing
T. Clay Spires                                    Vice President and Tax Officer
Daniel R. Cricks                                  Vice President and Tax Officer
Josephine B. Lowman                               Vice President and Tax Officer
Michael E. Treske(2)                              Vice President, Distribution
Frank Kophamel                                    Vice President and Appointed Actuary
Katherine L. Stoner                               Vice President, 38a-1 Compliance Officer
Christina M. Haley(2)                             Vice President, Product Filing
Marla S. Campagna(6)                              Vice President
Manda Ghaferi(1)                                  Vice President
Mary M. Newitt(2)                                 Vice President, Product Filing
Keith C. Honig(6)                                 Vice President
Becky L. Strom                                    Anti-Money Laundering and Economic Sanctions Compliance Officer
David J. Kumatz(3)                                Assistant Secretary
Virginia N. Puzon(1)                              Assistant Secretary
Rosemary Foster                                   Assistant Secretary
Grace D. Harvey                                   Illustration Actuary
Laszlo Kulin(7)                                   Investment Tax Officer




NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Alireza Vaseghi(7)                                Managing Director and Chief Operating Officer, Institutional
                                                  Markets
Melissa H. Cozart                                 Privacy Officer

--------
(1)   1999 Avenue of the Stars, Los Angeles, CA 90067

(2)   21650 Oxnard Street, Woodland Hills, CA 91367

(3)   2000 American General Way, Brentwood, TN 37027

(4)   175 Water Street, New York, NY 10038

(5)   50 Danbury Road, Wilton, CT 06897

(6)   777 S. Figueroa Street, Los Angeles, CA 90017

(7)   80 Pine Street, New York, NY 10005

(8)   1650 Market Street, Philadelphia, PA 19139


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The United States Life Insurance Company in the City of New York ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-15-000002, filed on February 20, 2015. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of December 1, 2015, the number of Polaris Select Investor contracts funded by FS Variable Separate Account was 15, of which 1 were qualified contracts and 14 was a non-qualified contract.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:



OFFICER/DIRECTORS*                                     POSITION
-------------------------- ----------------------------------------------------------------
   Peter A. Harbeck        Director
   James T. Nichols        Director, President and Chief Executive Officer
   Rebecca Snider          Chief Compliance Officer
   Frank Curran            Vice President, Chief Financial Officer, Treasurer, Controller
                           and Financial Operation Officer
   Stephen A. Maginn(2)    Director, Senior Vice President
   Michael E. Treske(1)    Chief Distribution Officer, Mutual Funds and Variable Annuities
   John T. Genoy           Vice President
   Mallary L. Reznik(2)    Vice President
   Christine A. Nixon(2)   Secretary
   Virginia N. Puzon(2)    Assistant Secretary


     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at

One World Financial Center, 200 Liberty Street, New York, New York 10281 or at The United States Life Insurance Company in the City of New York's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 24th day of December 2015.



                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  THE UNITED STATES LIFE INSURANCE
                                          COMPANY IN THE CITY OF NEW YORK
                                          (On behalf of the Registrant and
                                          itself)


                                       BY: /s/  JESUS C. ZARAGOZA
                                          -------------------------------------
                                          JESUS C. ZARAGOZA
                                          SENIOR VICE PRESIDENT AND
                                          LIFE CONTROLLER

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                 TITLE                           DATE
---------------------------------   ----------------------------------------   ------------------
*ROBERT S. SCHIMEK                      Director, Chairman and President       December 24, 2015
------------------------------
ROBERT S. SCHIMEK

*WILLIAM J. CARR                                    Director                   December 24, 2015
------------------------------
WILLIAM J. CARR

*THOMAS J. DIEMER                    Director, Executive Vice President and    December 24, 2015
------------------------------               Chief Financial Officer
THOMAS J. DIEMER

*JOHN Q. DOYLE                                      Director                   December 24, 2015
------------------------------
JOHN Q. DOYLE

*DEBORAH A. GERO                       Director, Senior Vice President and     December 24, 2015
------------------------------              Chief Investment Officer
DEBORAH A. GERO

*KEVIN T. HOGAN                       Director and Chief Executive Officer     December 24, 2015
------------------------------
KEVIN T. HOGAN

*WILLIAM J. KANE                                    Director                   December 24, 2015
------------------------------
WILLIAM J. KANE

*SCOTT H. RICHLAND                                  Director                   December 24, 2015
------------------------------
SCOTT H. RICHLAND

/s/  JESUS C. ZARAGOZA                Senior President and Life Controller     December 24, 2015
------------------------------
JESUS C. ZARAGOZA

/s/  MANDA GHAFERI                              Attorney-in-Fact               December 24, 2015
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX



 EXHIBIT NO.           DESCRIPTION
-------------   ------------------------
       5(b)     USL Annuity Application
       5(c)     USL Annuity Application
     (10)       Consent